THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%

	Shares	Value

AUSTRALIA — 1.4%
Alliance Aviation Services, Cl A	46,400	$103,429
Amcor	4,047	41,665
Ampol	1,514	28,426
Australia & New Zealand Banking Group	3,888	49,889
Aventus Group ‡	48,000	72,016
Brambles	5,284	40,696
Coca-Cola Amatil	4,282	25,025
Coles Group	10,944	142,070
Commonwealth Bank of Australia	2,890	147,011
CSL	1,333	257,233
Dexus ‡	8,112	49,321
Elmo Software *	13,749	66,600
Harvey Norman Holdings	20,711	55,045
Macquarie Group	4,122	363,673
Medibank Pvt	21,609	43,537
Megaport *	23,000	216,085
Metcash	38,800	75,123
Mineral Resources	106,469	1,957,956
Mirvac Group ‡	16,929	25,278
Money3	53,800	65,536
National Australia Bank	3,804	47,995
New Hope	39,700	37,156
Newcrest Mining	4,891	122,932
NEXTDC *	46,718	380,171
Qantas Airways	43,547	100,492
Regis Resources	26,300	105,788
Rio Tinto	1,440	104,938
Sandfire Resources	16,200	54,745
Santos	70,211	264,355
Sydney Airport	11,526	43,068
Tabcorp Holdings	19,477	49,538
Telstra	77,049	184,409
Temple & Webster Group *	9,689	52,056
Vita Group	82,500	60,416
Wesfarmers	6,223	206,962
Westpac Banking	4,949	60,427
Woodside Petroleum	4,673	66,806

		5,767,868

AUSTRIA — 0.0%
BAWAG Group	3,000	109,409
Erste Group Bank	1,877	41,788
Vienna Insurance Group Wiener Versicherung Gruppe	4,200	93,011

		244,208

COMMON STOCK (continued)

	Shares	Value

BELGIUM — 0.1%
Ageas	829	$31,102
Ascencio ‡	1,200	64,175
EVS Broadcast Equipment	4,600	83,121
Melexis	600	51,135
Solvay	303	23,578
UCB	586	75,137

		328,248

BERMUDA — 0.4%
Teekay LNG Partners LP (A)	152,006	1,653,825

BRAZIL — 0.1%
Cosan	2,322	40,061
JBS	62,000	257,553
Rumo *	23,075	98,952
Suzano *	4,276	34,624
Vale *	2,900	33,839

		465,029

CANADA — 2.2%
Agnico Eagle Mines	1,814	144,056
Air Canada, Cl B *	2,800	31,586
Atco, Cl I	1,300	40,452
AutoCanada *	8,092	84,880
Bank of Nova Scotia	15,000	616,036
Bausch Health *	36,264	663,037
BCE	2,182	91,486
Boardwalk ‡	2,967	67,848
Canadian Apartment Properties ‡	1,800	65,270
Canadian Imperial Bank of Commerce	1,800	124,614
Canadian National Railway	2,487	242,935
Canopy Growth *	1,757	32,085
Centerra Gold	42,700	535,563
CGI, Cl A *	717	51,212
Cogeco	1,400	85,195
Constellation Software	268	317,004
Docebo *	3,304	108,534
Dollarama	3,000	109,702
ECN Capital	13,500	47,572
Empire	7,144	183,527
Enbridge	8,358	267,456
Fairfax Financial Holdings	200	62,665
Fortis	635	25,861
Franco-Nevada	1,000	159,842
Genworth MI Canada	2,600	64,425
Hardwoods Distribution	7,300	94,012
iA Financial	2,400	84,267
Kinaxis *	813	123,457
Lululemon Athletica *	7,310	2,380,063
MCAN Mortgage	5,700	58,215

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)
Methanex	3,500	$64,855
Metro, Cl A	1,286	56,415
Morneau Shepell	6,860	159,176
Newmont Goldcorp	200	13,849
Open Text	2,442	109,917
Parkland	7,478	196,909
Pizza Pizza Royalty	7,700	49,726
Quebecor, Cl B	7,700	175,678
Restaurant Brands International	400	22,591
Saputo	2,600	63,629
Teck Resources, Cl B	69,606	705,180
TFI International	2,200	95,460
Thomson Reuters	1,000	69,775
Waste Connections	1,310	133,890
Wheaton Precious Metals	3,708	201,172
Xebec Adsorption *	25,836	85,255

		9,166,334

CHILE — 0.1%
Antofagasta	5,378	72,334
Banco de Chile	714,934	68,636
Banco Santander Chile	985,230	42,881
Empresas CMPC	13,036	28,877
Falabella	13,787	49,170

		261,898

CHINA — 6.0%
Agricultural Bank of China, Cl H	123,000	43,643
Alibaba Group Holding ADR *	33,065	8,299,976
Anhui Conch Cement, Cl H	139,500	1,053,859
Bank of China, Cl H	1,472,000	493,813
Bank of Communications, Cl H	51,000	28,296
China Citic Bank, Cl H	82,000	35,761
China Communications Construction, Cl H	61,000	35,497
China Communications Services, Cl H	996,000	645,126
China Construction Bank, Cl H	50,000	36,644
China Medical System Holdings	571,000	691,804
China Mobile	186,983	1,281,086
China Petroleum & Chemical, Cl H	84,000	35,983
China Railway Group, Cl H	1,141,000	577,103
China Resources Beer Holdings	4,000	27,818
China Shenhua Energy, Cl H	22,500	37,508
China Telecom, Cl H	3,427,336	1,021,528
Chongqing Rural Commercial Bank, Cl H	623,000	252,406
Country Garden Holdings	74,000	95,003

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)
CRRC	113,000	$49,135
Dongfeng Motor Group, Cl H	70,000	50,127
GDS Holdings ADR *	43,891	3,524,008
Industrial & Commercial Bank of China, Cl H	887,000	524,168
JD.com ADR *	10,800	688,932
Jiangxi Copper, Cl H	26,000	30,964
Li Ning	50,962	164,058
Metallurgical Corp of China, Cl H	240,000	40,566
NetEase ADR	1,100	504,262
New Oriental Education & Technology Group ADR *	1,079	151,276
PetroChina, Cl H	108,000	37,485
Ping An Insurance Group of China, Cl H	6,000	63,559
Powerlong Real Estate Holdings	130,000	79,339
Sihuan Pharmaceutical Holdings Group	508,000	51,781
TAL Education Group ADR *	1,900	148,523
Tencent Holdings	26,000	1,791,415
Tencent Holdings ADR	36,182	2,478,105

		25,070,557

CZECH REPUBLIC — 0.1%
Komercni banka as *	20,063	463,741
Moneta Money Bank	19,914	45,404

		509,145

DENMARK — 1.2%
Carlsberg, Cl B	201	29,506
Chr Hansen Holding	1,064	120,678
Dfds *	3,114	96,301
DSV PANALPINA	241	33,052
GN Store Nord	1,358	82,811
Netcompany Group *	1,777	127,617
Novo Nordisk, Cl B	2,916	192,303
Novozymes, Cl B	2,359	140,830
Royal Unibrew *	2,781	280,753
Scandinavian Tobacco Group	22,604	332,175
Sydbank *	2,800	53,062
Tryg	911	26,818
Vestas Wind Systems	26,121	3,354,324

		4,870,230

FINLAND — 0.2%
Cargotec, Cl B	2,000	59,510
Huhtamaki *	2,641	117,595
Kone, Cl B	873	69,147
Konecranes, Cl A	4,505	114,412
Neste	2,442	111,841
Nokia *	16,209	77,519
Nordea Bank Abp	5,559	42,869

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

FINLAND (continued)
Orion, Cl B	1,821	$79,410
Tokmanni Group	9,553	178,922
UPM-Kymmene	1,082	28,843

		880,068

FRANCE — 2.5%
Air France-KLM *	5,000	20,549
Air Liquide	3,446	566,668
Arkema	8,600	887,626
Atos *	5,458	465,479
AXA	48,460	962,658
Cie des Alpes	3,400	59,915
Coface *	19,287	152,219
Danone	1,762	117,352
Dassault Systemes	1,652	299,875
Derichebourg	15,800	45,636
Edenred	1,667	82,729
Eiffage *	2,858	249,128
Engie *	2,277	30,282
EssilorLuxottica *	1,426	188,469
Hermes International	2,226	1,799,302
Kaufman & Broad	2,600	111,482
L’Oreal	5,460	1,820,150
LVMH Moet Hennessy Louis Vuitton	352	152,069
Mersen *	1,405	37,486
Orange	27,548	321,647
Pernod Ricard	164	28,205
Peugeot *	25,872	415,693
Prodware *	8,000	53,903
Sanofi	7,438	775,841
TOTAL	6,433	237,184
Trigano	1,708	194,756
Ubisoft Entertainment *	792	66,034
Virbac *	609	132,427

		10,274,764

GERMANY — 3.0%
Aareal Bank *	1,800	33,056
adidas *	4,785	1,318,379
Allianz	5,082	1,054,916
Ascendis Pharma ADR *	658	90,547
Befesa	3,631	146,492
Centrotec *	4,600	76,402
CropEnergies	8,300	89,264
Daimler	15,600	687,265
Deutsche Boerse	7,970	1,451,430
Deutsche Telekom	23,561	393,132
Deutsche Wohnen	4,607	223,586
Dialog Semiconductor *	5,564	254,300
Duerr	5,038	137,800
DWS Group GmbH & KGaA	5,315	199,313

COMMON STOCK (continued)

	Shares	Value

GERMANY (continued)
Flatex *	2,345	$104,691
Freenet	5,500	94,881
Fresenius & KGaA	556	27,684
Hamburger Hafen und Logistik	3,300	57,065
HelloFresh *	1,106	60,216
Henkel & KGaA	590	51,186
Hornbach Holding & KGaA	2,890	278,130
Merk	852	108,441
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	242	64,083
Puma *	1,906	147,823
QIAGEN *	2,399	119,169
Rheinmetall	734	69,377
SAP	16,002	2,521,701
Scout24	19,701	1,704,544
Shop Apotheke Europe *	736	110,279
Siemens	1,834	234,011
Symrise, Cl A	1,082	135,166
TAG Immobilien *	5,496	143,853
TeamViewer *	2,880	155,207
Wuestenrot & Wuerttembergische	3,300	55,354

		12,398,743

GREECE — 0.0%
FF Group *(B)(C)(D)	6,400	–
Motor Oil Hellas Corinth Refineries	4,400	59,293

		59,293

HONG KONG — 1.3%
AAC Technologies Holdings	4,500	35,824
AIA Group	18,800	169,921
ANTA Sports Products	15,000	142,253
ASM Pacific Technology	7,400	83,163
Brightoil Petroleum Holdings *(B)(C)(D)	139,000	26,902
China Huishan Dairy Holdings *(B)(C)(D)	166,000	–
China Overseas Land & Investment	18,000	54,811
China Resources Cement Holdings	60,000	82,061
China Resources Gas Group	6,000	29,573
China SCE Group Holdings	191,000	87,980
China Vanke, Cl H	20,600	64,854
CSPC Pharmaceutical Group	14,400	30,211
CT Environmental Group *(B)(C)(D)	250,000	5,484
Dawnrays Pharmaceutical Holdings	407,000	46,738
Far East Horizon	62,000	51,038

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
Galaxy Entertainment Group *	173,698	$1,183,342
Guangzhou Automobile Group, Cl H	54,800	52,394
Guangzhou R&F Properties	40,000	46,089
Haier Electronics Group	33,000	114,325
Hang Seng Bank	3,800	59,768
Henderson Land Development	12,008	45,009
Hongkong Land Holdings	6,800	25,880
Hua Han Health Industry Holdings *(B)(C)(D)	564,000	—
Jardine Matheson Holdings	2,300	94,269
Jiangsu Expressway, Cl H	44,000	47,178
Kerry Properties	17,500	41,637
Kingboard Holdings	16,500	48,221
Koolearn Technology Holding *	16,500	76,429
Lee & Man Paper Manufacturing	74,000	45,544
Lenovo Group	78,000	46,999
Link ‡	9,500	73,729
Longfor Group Holdings	24,000	118,602
MTR	6,500	32,289
Nine Dragons Paper Holdings	565,000	591,222
NWS Holdings	27,000	20,902
Postal Savings Bank of China, Cl H	68,000	37,464
Sunny Optical Technology Group	17,100	321,909
Superb Summit International Group *(B)(C)(D)	75,000	–
Swire Properties	17,800	41,111
Techtronic Industries	2,500	26,112
Tianyun International Holdings	489,000	55,523
Town Health International Medical Group *(B)(C)(D)	1,086,000	–
WH Group	839,500	746,314
Wharf Real Estate Investment	13,000	45,959
Xiaomi, Cl B *	128,200	245,142
Yuzhou Group Holdings	388,000	174,218

		5,368,393

HUNGARY — 0.0%
Magyar Telekom Telecommunications	55,700	70,110

INDIA — 1.3%
Bajaj Auto	1,435	57,639
GHCL	20,200	37,342
HCL Technologies	6,758	63,703
Housing Development Finance	3,459	82,390

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)
Infosys ADR	11,220	$144,177
IRB Infrastructure Developers	81,000	130,845
Larsen & Toubro	3,709	45,286
Maruti Suzuki India	681	57,008
Nandan Denim *	75,791	20,059
NHPC	302,000	81,946
Nucleus Software Exports	22,500	89,970
Oil India	51,808	66,930
Reliance Industries	171,811	4,667,223

		5,544,518

INDONESIA — 0.1%
Adaro Energy	758,600	56,122
Bank Central Asia	90,400	193,211

		249,333

IRELAND — 0.9%
Accenture, Cl A	2,052	461,249
CRH PLC	1,259	45,618
Dalata Hotel Group	18,900	57,996
Eaton	294	27,380
Experian	1,638	57,399
James Hardie Industries *	15,682	324,580
Ryanair Holdings ADR *	31,462	2,359,650
Seagate Technology	12,200	551,684

		3,885,556

ISRAEL — 0.3%
Bank Hapoalim	6,219	37,154
Bank Leumi Le-Israel	58,088	291,596
Check Point Software Technologies *	400	50,140
Elbit Systems	932	131,214
International Flavors & Fragrances	108	14,043
Israel Discount Bank, Cl A	167,393	509,166
Mizrahi Tefahot Bank	2,005	41,488
Nice ADR *	905	185,742
Teva Pharmaceutical Industries ADR *	2,157	24,892

		1,285,435

ITALY — 0.8%
ACEA	1,700	34,824
ASTM *	2,500	52,949
Atlantia *	105,474	1,671,074
DiaSorin	241	47,125
Enel	127,449	1,160,347
Ferrari	310	55,268
FinecoBank Banca Fineco *	6,000	86,756
FNM *	70,000	36,693
Intesa Sanpaolo *	33,239	66,844
Iren	46,300	116,387
Leonardo	16,451	104,838

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

ITALY (continued)
Moncler *	1,756	$67,433
Pirelli & C *	10,027	39,721

		3,540,259

JAPAN — 5.0%
ADEKA *	1,400	18,516
Aichi Steel *	2,300	54,928
Aiphone	4,800	61,987
Air Water	3,500	45,132
Aisan Industry *	7,800	32,127
ANA Holdings *	1,700	34,898
Araya Industrial *	4,000	43,342
Asahi Kasei	13,000	92,340
Asanuma *	2,000	73,119
ASKUL	4,188	125,219
Astellas Pharma	6,055	94,381
Bridgestone	2,900	84,763
Brother Industries *	32,900	507,851
Canon	2,000	31,666
Central Japan Railway *	300	36,007
Chugai Pharmaceutical	3,915	175,159
Chugoku Electric Power	1,800	21,902
CKD *	11,045	209,412
East Japan Railway *	1,000	57,352
Eco’s	3,100	64,955
ENEOS Holdings	34,250	118,810
FJ Next	9,100	68,343
Fuji	5,500	96,278
FUJIFILM Holdings *	10,300	458,978
Fujitec	8,000	136,489
Fujitsu	6,000	800,340
Furuno Electric *	7,400	64,524
Grandy House *	13,900	44,515
Gunma Bank	27,900	87,241
Harmonic Drive Systems *	2,765	153,067
Hokko Chemical Industry	14,800	85,706
Idemitsu Kosan *	3,676	75,704
ITOCHU	83,000	1,803,410
Japan Airlines *	2,300	37,187
Japan Aviation Electronics Industry	4,700	59,186
Japan Exchange Group	3,800	89,745
Japan Post Bank *	36,200	268,794
Japan Post Holdings *	4,000	27,105
JTEKT *	5,500	36,371
Kaga Electronics *	2,500	47,258
Kaneka *	2,500	58,335
Kao	2,300	165,914
KDDI	33,834	1,041,661
Keio *	1,039	51,432
Keyence	400	167,096

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Kitagawa *	3,700	$50,473
Kitano Construction *	2,400	60,082
Kobe Bussan	1,791	110,145
Konami Holdings *	800	24,297
Lasertec	2,124	184,600
Makita	800	30,494
Marubeni	10,000	45,817
McDonald’s Holdings Japan	800	38,090
MEIJI Holdings	200	15,606
MinebeaMitsumi	6,237	101,461
Mitsubishi	24,600	492,558
Mitsubishi Heavy Industries	2,000	46,224
Mitsubishi UFJ Financial Group	10,200	37,888
Mitsui	27,748	412,596
Mizuho Financial Group	567,500	684,077
Mizuho Leasing	2,200	48,279
MonotaRO	3,869	164,658
Mory Industries	3,000	58,099
MS&AD Insurance Group Holdings	2,200	54,785
Nabtesco	4,932	147,697
NEC	15,300	851,325
Nichias	4,836	104,025
Nidec	800	63,294
Nihon Unisys	3,676	110,952
Nintendo	200	87,743
Nippon Telegraph & Telephone	70,600	1,629,692
Nishi-Nippon Financial Holdings	5,800	35,999
Nissan Motor *	116,400	396,962
Nissin Electric	11,500	107,444
Nissin Foods Holdings	900	80,601
Nitto Fuji Flour Milling	1,300	73,563
Nomura Real Estate Holdings	4,900	81,099
Nomura Research Institute	4,290	112,503
NTT Data	5,000	56,256
NTT DOCOMO	5,098	140,026
Obic	500	89,320
Olympus *	25,700	457,285
Ono Pharmaceutical	5,000	139,979
Oriental Land *	2,000	239,384
Otsuka Holdings	1,061	43,801
Raysum *	6,200	50,546
Resona Holdings	194,700	632,354
Ricoh *	5,700	36,347
Ryoden	5,800	75,777
Sakai Heavy Industries *	1,500	30,438
Sakai Ovex *	4,400	89,991
San-In Godo Bank	11,300	52,414

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Sanko Metal Industrial	2,900	$57,066
SCSK	1,950	98,371
Sekisui House	3,700	67,041
SG Holdings	1,300	47,527
Shimadzu	2,700	67,873
Shimamura	500	34,623
Shizuoka Bank	6,000	38,770
SK-Electronics *	3,200	29,081
Sojitz *	21,300	44,469
Soken Chemical & Engineering	4,900	53,465
Sompo Holdings	2,000	65,278
Square Enix Holdings *	2,867	152,755
St.-Care Holding *	16,800	65,070
Sugi Holdings	2,832	204,932
Sumitomo	24,012	265,401
Sumitomo Mitsui Financial Group	4,000	105,805
Tachibana Eletech *	3,700	56,695
Takeda Pharmaceutical	700	24,838
Takeuchi Manufacturing *	4,400	72,782
TechnoPro Holdings	1,947	98,955
Teijin *	3,000	43,049
THK	4,992	115,869
Toho Gas	900	38,940
Tokai Rika *	44,800	554,842
Tokio Marine Holdings	2,700	113,147
Tokyo Gas	1,764	37,170
Tokyo Tatemono	14,827	158,278
Tomoku	4,400	69,915
Towa Bank	7,600	45,519
Toyo Suisan Kaisha	2,000	120,920
Toyota Motor	4,134	242,795
Trend Micro *	1,400	81,338
Ulvac	2,100	61,499
USS *	6,900	102,403
Welcia Holdings	4,100	375,703
World	10,502	122,824
Yamaguchi Financial Group	10,900	63,945
Yamaya	3,700	68,194
Yotai Refractories	11,100	73,193
Yuasa Trading	1,300	34,522
Yushiro Chemical Industry *	6,800	80,299

		20,840,752

MALAYSIA — 0.2%
AMMB Holdings	59,700	40,997
CIMB Group Holdings	50,500	42,839
Dialog Group	41,300	36,792
DiGi.Com	30,700	30,627
Genting	64,200	58,503

COMMON STOCK (continued)

	Shares	Value

MALAYSIA (continued)
Genting Malaysia	514,200	$277,761
HAP Seng Consolidated	16,100	34,133
Hong Leong Bank	9,641	34,020
Malayan Banking	23,500	42,603
Malaysia Airports Holdings	35,400	44,549
Pantech Group Holdings	311,028	26,997
Paramount	150,920	29,905
RHB Bank	37,300	44,300

		744,026

MEXICO — 0.1%
America Movil ADR, Cl L	3,536	44,695
Coca-Cola Femsa	9,900	41,126
Fomento Economico Mexicano	6,000	36,935
Gruma, Cl B	3,300	38,686
Grupo Aeroportuario del Pacifico, Cl B	13,000	87,603
Grupo Cementos de Chihuahua	13,438	63,824
Grupo Financiero Banorte, Cl O *	11,900	42,622
Megacable Holdings	14,000	41,884
Orbia Advance	26,213	41,566
Wal-Mart de Mexico	19,500	45,896

		484,837

NETHERLANDS — 2.9%
Adyen *	682	1,138,367
Akzo Nobel	315	29,588
Alfen Beheer BV *	4,494	195,868
Altice Europe, Cl A *	12,090	57,108
Argenx *	593	136,492
ASML Holding	1,434	506,249
ASML Holding, Cl G	6,659	2,355,421
BE Semiconductor Industries	2,532	111,608
Koninklijke Ahold Delhaize	33,167	956,023
Koninklijke KPN	10,541	27,243
Koninklijke Philips Electronics *	575	29,728
NN Group	74,193	2,709,273
NXP Semiconductors	5,249	616,915
OCI *	177,167	2,089,032
PostNL	78,700	191,065
Prosus *	658	63,635
Royal Dutch Shell, Cl A	2,432	35,706
Signify *	5,300	158,264
Unilever	6,109	360,381
uniQure *	800	33,384
Van Lanschot Kempen	2,700	46,753
Wolters Kluwer	2,415	190,200

		12,038,303

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

NEW ZEALAND — 0.1%
a2 Milk *	7,025	$97,093
Fisher & Paykel Healthcare	2,182	52,096
Pushpay Holdings *	19,336	101,820
Spark New Zealand	8,632	28,223
Warehouse Group	47,400	65,072

		344,304

NORWAY — 0.1%
DNB	2,570	39,121
Equinor	2,683	39,588
Frontline	25,190	200,372
Gjensidige Forsikring *	1,717	35,163
Mowi *	2,618	47,114
Norsk Hydro *	16,901	47,165
Pexip Holding *	550	5,076
SpareBank 1 SR-Bank	12,000	94,728
Telenor	3,739	57,861
Yara International	1,554	64,930

		631,118

PHILIPPINES — 0.0%
Bank of the Philippine Islands	33,601	46,886
SM Investments	3,190	58,009

		104,895

POLAND — 0.1%
CD Projekt *	3,396	364,503
PLAY Communications	25,902	223,933
Powszechny Zaklad Ubezpieczen *	4,050	29,218

		617,654

PORTUGAL — 0.0%
Banco Espirito Santo *(B)(C)(D)	66,989	79
EDP - Energias de Portugal	5,646	28,498

		28,577

RUSSIA — 0.5%
Gazprom PJSC ADR	62,872	304,804
LUKOIL PJSC ADR	10,626	727,331
Mobile TeleSystems PJSC ADR	6,105	54,090
Novatek GDR	1,042	152,757
Polyus PJSC	330	75,397
Rosneft Oil PJSC GDR	4,762	22,562
Sberbank of Russia PJSC ADR *	13,230	157,636
Surgutneftegas PJSC ADR	8,910	43,962
Tatneft PJSC ADR *	7,700	343,574
X5 Retail Group GDR	1,793	67,345

		1,949,458

SAUDI ARABIA — 0.1%
Al Rajhi Bank	2,683	42,265
Dar Al Arkan Real Estate Development *	103,520	200,837

COMMON STOCK (continued)

	Shares	Value

SAUDI ARABIA (continued)
Saudi Airlines Catering	1,459	$32,070
Saudi Basic Industries	1,376	32,683

		307,855

SINGAPORE — 0.3%
Ascendas ‡	12,900	33,618
CapitaLand Mall Trust ‡	21,600	29,739
Centurion	176,200	44,880
DBS Group Holdings	15,400	221,717
Frencken Group	165,200	141,714
Genting Singapore	83,700	45,021
Hong Leong Finance	37,300	62,317
Keppel	9,000	35,266
Oversea-Chinese Banking	6,000	37,446
Singapore Airlines	12,000	30,029
Singapore Technologies Engineering	20,000	47,924
Singapore Telecommunications	30,100	54,575
Sunningdale Tech	45,300	33,396
Suntec Real Estate Investment Trust	27,900	27,341
United Overseas Bank	2,600	36,595
Venture	2,300	29,876
Wilmar International	13,800	46,354
Yangzijiang Shipbuilding Holdings	57,000	37,763
Yanlord Land Group	95,700	85,472

		1,081,043

SOUTH AFRICA — 0.2%
Absa Group	8,727	40,475
Bidvest Group	10,371	80,038
Clicks Group	3,249	43,387
Exxaro Resources	15,441	121,360
FirstRand	15,771	35,816
Merafe Resources (D)	1,219,900	32,114
MultiChoice Group	8,586	53,017
Northam Platinum *	30,663	240,425
Sanlam	12,331	43,867
Standard Bank Group	7,458	47,386

		737,885

SOUTH KOREA — 2.4%
Celltrion *	876	218,007
Celltrion Healthcare *	565	44,815
CJ Logistics *	370	47,516
CKD Bio	3,100	102,648
Coway	649	41,781
Daihan Pharmaceutical	3,400	85,043
Daishin Securities	6,200	53,861
Douzone Bizon	1,229	107,798
Fila Holdings	1,191	33,389

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
Hanon Systems	5,501	$45,988
Hanssem	1,600	136,982
HLB *	534	37,471
Hyundai Mobis	2,808	484,341
Hyundai Motor	4,945	525,048
INTOPS	9,200	110,039
Kangwon Land	2,135	40,947
KB Financial Group	20,700	612,452
KB Financial Group ADR	300	8,778
Kia Motors	1,262	42,794
Korea Zinc	84	29,189
KT&G	12,725	864,070
LG	575	35,714
LG Uplus	5,600	53,819
NAVER	734	185,441
NCSoft	828	563,629
Netmarble *	498	53,504
NHN KCP	1,600	83,532
POSCO	271	44,014
S-1, Cl 1	746	56,667
Samsung C&T	403	35,856
Samsung Electronics	88,439	4,297,984
Samsung Fire & Marine Insurance	270	38,866
Samsung SDS	1,547	216,196
Samyang Packaging	4,000	61,440
Shinhan Financial Group	1,823	46,057
SK Hynix	3,119	216,764
SK Telecom	216	39,976
SK Telecom ADR	1,555	31,551
Tovis	11,300	68,479
Wins	6,000	83,347
Woori Financial Group	6,046	43,135
Yuhan	1,610	77,432

		10,006,360

SPAIN — 0.6%
Aena SME *	343	44,565
Amadeus IT Holding, Cl A	2,819	140,663
Cellnex Telecom	29,045	1,820,851
Grifols	4,464	129,882
Iberdrola	4,893	62,940
Masmovil Ibercom *	5,795	154,819
Mediaset Espana Comunicacion *	7,700	25,215
Naturhouse Health SAU (D)	19,700	34,925
Red Electrica	1,884	36,662
Repsol	2,727	21,137

		2,471,659

SWEDEN — 1.2%
Assa Abloy, Cl B	4,942	107,870

COMMON STOCK (continued)

	Shares	Value

SWEDEN (continued)
BHG Group *	6,059	$75,080
Bilia, Cl A	90,200	878,341
Boozt *	11,665	123,687
Essity, Cl B *	19,917	654,426
Husqvarna, Cl B	6,331	60,207
ICA Gruppen	919	45,080
Lundin Energy	2,323	53,522
NetEnt	12,446	108,438
New Wave Group, Cl B *	10,700	44,176
Nobia *	18,500	109,037
Nordic Waterproofing Holding *	7,300	97,441
Proact IT Group *	3,699	77,600
Securitas, Cl B *	5,300	78,803
Svenska Handelsbanken, Cl A *	4,093	38,588
Swedbank, Cl A *	7,228	116,879
Tele2, Cl B	15,949	225,331
Telefonaktiebolaget LM Ericsson, Cl B	138,322	1,587,971
Volvo, Cl B *	43,700	751,037

		5,233,514

SWITZERLAND — 3.0%
Belimo Holding	15	118,091
Bellevue Group	1,600	41,813
Cie Financiere Richemont	5,586	345,098
Comet Holding	738	113,458
Galenica	2,508	186,341
Geberit	505	277,859
Givaudan	109	448,252
Helvetia Holding	600	53,994
Kuehne + Nagel International	171	29,337
Landis+Gyr Group *	600	36,739
Lonza Group	2,353	1,462,923
Nestle	5,650	667,831
Novartis	3,511	289,733
Partners Group Holding	29	27,942
Roche Holding	19,788	6,839,415
Schindler Holding	591	148,954
SGS	11	28,758
Sika	2,062	452,060
Softwareone Holding	10,575	270,576
STMicroelectronics	2,384	66,864
Tecan Group	387	162,408
Vetropack Holding *	2,000	110,874
VP Bank	400	51,173
Zehnder Group	1,700	74,632
Zurich Insurance Group	329	120,944

		12,426,069

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

TAIWAN — 1.8%
Acter Group	9,000	$59,141
Asustek Computer	6,000	44,343
Capital Securities	161,000	65,401
Cathay Financial Holding	386,000	521,791
Chicony Electronics	19,477	57,777
China Steel	61,000	41,230
Darfon Electronics	48,000	58,659
Dimerco Express	64,000	85,204
E.Sun Financial Holding	124,487	115,161
Far Eastern New Century	61,939	54,128
Formosa Plastics	56,200	150,598
Fubon Financial Holding	30,000	42,755
Giant Manufacturing	18,288	192,591
Gigabyte Technology	199,000	570,619
Grand Pacific Petrochemical *	130,000	61,462
Hiwin Technologies	9,691	102,221
Hon Hai Precision Industry	306,302	819,747
Jarllytec	32,000	67,944
MediaTek	49,000	1,172,541
Mega Financial Holding	75,683	83,577
Taiwan Cooperative Financial Holding	55,649	40,652
Taiwan Hon Chuan Enterprise	29,000	52,962
Taiwan Semiconductor Manufacturing	113,625	1,650,393
Taiwan Semiconductor Manufacturing ADR	14,007	1,105,012
Uni-President Enterprises	61,059	149,029
United Microelectronics	76,000	57,984

		7,422,922

THAILAND — 0.2%
Advanced Info Service (D)	3,440	20,409
Bangkok Dusit Medical Services, Cl F (D)	159,617	113,125
Bangkok Expressway & Metro * (D)	95,425	27,083
Hana Microelectronics	52,600	61,148
Pruksa Holding	113,000	40,949
PTT (D)	62,100	77,669
Quality Houses	641,600	43,621
Susco	1,073,500	79,869
Thanachart Capital	386,500	430,718

		894,591

TURKEY — 0.1%
Akbank T.A.S. *	51,150	38,632
Eregli Demir ve Celik Fabrikalari	35,332	38,776
Migros Ticaret *	20,127	129,588
Trakya Cam Sanayii	100,800	54,990
Turk Hava Yollari AO *	1	2

COMMON STOCK (continued)

	Shares	Value

TURKEY (continued)
Turkiye Is Bankasi, Cl C *	58,400	$40,299

		302,287

UNITED ARAB EMIRATES — 0.0%
Network International Holdings	32,954	174,273

UNITED KINGDOM — 3.6%
3i Group	15,965	185,911
Admiral Group	1,330	41,783
ASOS *	1,900	83,517
AstraZeneca	2,550	284,728
B&M European Value Retail	36,779	222,906
BAE Systems	108,060	693,392
Balfour Beatty	43,760	137,820
Barratt Developments *	375,589	2,510,351
Bellway	4,473	149,072
Berkeley Group Holdings	1,956	114,041
BHP Group	8,766	189,907
Biffa	18,900	50,470
BT Group, Cl A	29,185	37,661
Bunzl	1,986	57,141
Close Brothers Group	73	1,047
Codemasters Group Holdings *	16,500	76,675
Compass Group *	2,145	29,496
ConvaTec Group	90,782	241,708
Cranswick	3,496	163,831
Croda International	646	48,454
Dart Group	3,600	30,466
Devro	30,000	63,775
Dixons Carphone *	46,400	44,703
Drax Group	111,361	408,161
Electrocomponents	22,832	196,060
Endava ADR *	3,042	157,119
Ferguson	341	30,317
Ferrexpo	20,100	46,728
Fevertree Drinks	8,100	232,204
Flutter Entertainment *	547	82,128
GlaxoSmithKline	11,912	238,539
Globaltrans Investment GDR	8,211	49,266
Halfords Group	48,200	92,117
Halma	1,439	41,026
Headlam Group	10,500	37,797
Highland Gold Mining	36,000	139,487
HSBC Holdings *	138,529	620,528
Imperial Brands	12,669	211,609
Inchcape *	10,900	61,239
Intermediate Capital Group	3,134	55,260
International Personal Finance	32,400	23,157
Intertek Group	702	49,419

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)
	Shares	Value

UNITED KINGDOM (continued)
J Sainsbury	38,468	$94,239
JD Sports Fashion	9,619	76,253
Kingfisher	48,569	153,793
Kingspan Group	806	57,678
Land Securities Group ‡	9,631	72,692
London Stock Exchange Group	1,189	132,045
Lookers	149,200	41,014
MMC Norilsk Nickel PJSC ADR	885	23,249
Mondi	1,941	34,941
National Express Group	23,100	45,811
National Grid	3,639	42,890
Natwest Group *	28,151	39,061
Ocado Group *	16,187	435,007
OneSavings Bank	17,900	55,298
Pearson	8,139	56,573
Petrofac	15,200	27,855
Pets at Home Group	10,300	41,985
QinetiQ Group	24,940	99,833
Reckitt Benckiser Group	2,668	269,126
Redrow	18,761	105,011
RELX	4,800	101,474
Rentokil Initial *	10,538	73,689
Rio Tinto	3,856	232,943
Ros Agro GDR	10,900	104,858
Segro ‡	17,481	221,779
Serco Group	120,907	252,279
Severn Trent	5,915	189,698
Spirax-Sarco Engineering	1,531	206,621
St. James’s Place	4,859	59,928
Stagecoach Group	57,600	35,754
Standard Chartered *	7,770	39,240
SThree *	17,600	58,518
Stock Spirits Group	32,806	96,193
Tate & Lyle	16,900	144,059
Tesco	867,344	2,464,858
Unilever	3,792	226,992
Vesuvius *	25,055	133,812
Vodafone Group	28,445	43,028
Weir Group *	15,092	236,374
Wm Morrison Supermarkets	17,168	41,991
XLMedia *(D)	86,000	25,329

		15,124,787

UNITED STATES — 54.2%

Communication Services — 7.1%
Activision Blizzard	11,650	962,640
Alphabet, Cl A *	4,261	6,340,155
AT&T	58,556	1,732,087
Bandwidth, Cl A *	1,190	172,288

COMMON STOCK (continued)
	Shares	Value

UNITED STATES (continued)

Communication Services (continued)
Charter Communications, Cl A *	1,088	$631,040
Comcast, Cl A	15,738	673,586
Electronic Arts *	2,801	396,678
EverQuote, Cl A *	2,066	112,494
Facebook, Cl A *	35,008	8,880,479
IAC *	104	13,771
Match Group *	224	23,005
Netflix *	1,278	624,789
Nexstar Media Group, Cl A	3,622	317,468
Ooma *	6,464	97,865
Spotify Technology *	7,237	1,865,843
Take-Two Interactive Software *	2,263	371,177
TEGNA	5,269	62,069
T-Mobile US *	31,214	3,351,759
Twitter *	8,097	294,731
Verizon Communications	31,186	1,792,571
Walt Disney *	5,423	634,166
Zynga, Cl A *	13,432	132,037

		29,482,698

Consumer Discretionary — 7.5%
Adtalem Global Education *	5,346	183,582
Advance Auto Parts	767	115,157
Amazon.com *	3,376	10,683,960
American Eagle Outfitters	6,546	65,460
Asbury Automotive Group *	827	82,824
AutoZone *	226	272,877
Big Lots	2,702	106,297
Bloomin’ Brands *	6,075	69,984
Booking Holdings *	12	19,945
Boot Barn Holdings *	7,023	135,965
BorgWarner	21,500	786,900
Callaway Golf	4,869	92,754
Camping World Holdings, Cl A	2,995	109,677
Carnival *	7,210	100,075
CarParts.com *	11,361	156,157
Chegg *	2,316	187,526
Chipotle Mexican Grill, Cl A *	100	115,516
Dana *	9,032	103,236
Deckers Outdoor *	804	168,237
Designer Brands, Cl A *	10,770	63,651
Dollar General	1,600	304,640
Dollar Tree *	800	74,680
Domino’s Pizza	1,401	541,640
DR Horton	10,489	693,952
DraftKings, Cl A *	2,245	74,927
eBay	10,000	552,800
Etsy *	774	91,626

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Fox Factory Holding *	1,358	$120,862
General Motors *	22,300	555,047
Genuine Parts	318	28,668
G-III Apparel Group *	5,206	51,487
GSX Techedu ADR *	922	82,169
Hasbro	1,305	94,952
Hilton Grand Vacations *	3,609	73,263
Hilton Worldwide Holdings *	275	20,639
Home Depot	5,297	1,406,301
K12 *	3,001	137,416
Kohl’s *	10,500	199,920
Las Vegas Sands *	786	34,301
LGI Homes *	1,449	165,345
Lithia Motors, Cl A	676	154,905
Lowe’s	1,204	179,288
McDonald’s	2,474	480,649
Meritage Homes *	1,376	136,472
Modine Manufacturing *	13,844	75,311
Murphy USA *	629	83,286
NIKE, Cl B	4,424	431,827
Ollie’s Bargain Outlet Holdings *	906	95,220
O’Reilly Automotive *	413	197,158
Papa John’s International	1,167	110,480
Peloton Interactive, Cl A *	1,922	131,119
Penn National Gaming *	4,736	160,313
Purple Innovation, Cl A *	6,323	154,092
Ross Stores *	1,747	156,654
Shutterstock	2,432	132,155
Smith & Wesson Brands *	6,181	147,664
Sonic Automotive, Cl A	3,375	128,655
Sportsman’s Warehouse Holdings *	7,751	124,714
Stamps.com *	550	143,154
Starbucks	4,300	329,079
Target	16,128	2,030,193
Taylor Morrison Home, Cl A *	23,500	551,075
Tesla *	300	429,228
Thor Industries	1,158	132,000
Tiffany	4,006	502,192
TJX *	39,353	2,045,962
Toll Brothers	20,100	767,820
TopBuild *	3,182	419,769
TRI Pointe Group *	4,446	74,337
Vail Resorts *	224	43,015
Whirlpool	5,100	831,912
Williams-Sonoma	1,377	119,964
Wingstop	1,046	163,437
Workhorse Group *	7,797	121,010

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
YETI Holdings *	3,376	$165,053
Yum China Holdings *	1,280	65,587
Yum! Brands	1,857	169,080

		31,108,244

Consumer Staples — 2.4%
Altria Group	3,679	151,391
BJ’s Wholesale Club Holdings *	3,574	143,139
Boston Beer, Cl A *	156	126,429
Celsius Holdings *	12,102	177,536
Church & Dwight	3,796	365,669
Clorox	2,323	549,413
Colgate-Palmolive	598	46,165
Costco Wholesale	1,931	628,598
elf Beauty *	5,850	104,481
Freshpet *	2,449	235,226
General Mills	670	42,391
Hain Celestial Group *	3,371	114,547
Hormel Foods	6,488	329,980
Hostess Brands, Cl A *	12,296	155,913
Kellogg	4,480	309,075
Kimberly-Clark	3,465	526,818
Kraft Heinz	17,200	591,336
Kroger	11,085	385,647
McCormick	2,433	474,192
Molson Coors Beverage, Cl B *	17,800	667,856
Mondelez International, Cl A	850	47,166
PepsiCo	4,568	628,831
Procter & Gamble	4,205	551,360
SpartanNash	6,273	131,890
Spectrum Brands Holdings	2,511	135,996
Sprouts Farmers Market *	4,391	115,834
Walgreens Boots Alliance	39,932	1,625,632
Walmart	5,452	705,489

		10,068,000

Energy — 0.5%
Cabot Oil & Gas, Cl A	1,951	36,484
ChampionX *	14,479	137,695
Cheniere Energy *	545	26,967
Chevron	6,824	572,806
EOG Resources	1,800	84,330
ExxonMobil	867	36,483
Murphy Oil	7,668	101,294
Parsley Energy, Cl A	19,701	216,317
PDC Energy *	7,573	107,991
Valero Energy	11,800	663,514

		1,983,881

Financials — 5.3%
AGNC Investment ‡	1,909	25,962

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Ameriprise Financial	5,500	$844,965
Ameris Bancorp	4,640	107,068
Aon, Cl A	1,495	306,804
Atlantic Union Bankshares	7,723	174,308
Bank of New York Mellon	732	26,242
Banner	1,734	61,436
Berkshire Hathaway, Cl B *	5,634	1,103,025
Blackstone Mortgage Trust, Cl A ‡	9,357	225,223
Capital One Financial	40,844	2,605,847
Charles Schwab	44,903	1,488,534
Chubb	1,123	142,891
Cincinnati Financial	2,100	163,653
Citigroup	67,946	3,397,979
Citizens Financial Group	22,900	568,149
CME Group, Cl A	1,500	249,270
Enterprise Financial Services	6,759	196,416
Equitable Holdings	11,444	234,144
Erie Indemnity, Cl A	997	209,490
Everest Re Group	489	106,988
FB Financial	2,966	75,366
Fidelity National Financial	3,028	97,986
First Interstate BancSystem, Cl A	4,308	125,406
First Merchants	3,893	95,106
FNB	26,580	196,958
Forum Merger II, Cl A *	6,351	93,360
Franklin Resources	2,084	43,868
Globe Life	1,580	125,768
Goosehead Insurance, Cl A *	1,734	179,174
Heritage Insurance Holdings	17,082	202,763
Independent Bank Group	5,232	229,842
Intercontinental Exchange	2,900	280,662
JPMorgan Chase	5,540	535,386
Kemper	2,064	162,065
Kinsale Capital Group	817	159,233
Lincoln National	16,000	596,320
Marsh & McLennan	2,500	291,500
Meta Financial Group	8,462	157,901
OneMain Holdings, Cl A	6,564	188,387
Pacific Premier Bancorp	11,073	232,644
Palomar Holdings *	1,547	141,303
PennyMac Financial Services	11,340	547,268
Pinnacle Financial Partners	3,150	124,803
PNC Financial Services Group	2,200	234,674
Preferred Bank	4,554	169,636
Primerica	1,438	172,071
Progressive	1,200	108,408
S&P Global	5,671	1,986,268

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
South State	3,161	$150,653
Sterling Bancorp	17,886	201,217
Stifel Financial	3,651	177,001
TCF Financial	5,558	152,789
Travelers	410	46,912
Triumph Bancorp *	5,308	139,070
Trupanion *	2,775	140,332
Umpqua Holdings	10,603	115,043
US Bancorp	6,115	225,277
Wells Fargo	29,100	705,966
WesBanco	4,013	79,578
Zions Bancorp	1,302	42,276

		21,968,634

Health Care — 7.1%
1Life Healthcare *	3,464	102,569
Abbott Laboratories	4,469	449,760
AbbVie	39,444	3,743,630
Acceleron Pharma *	1,276	126,541
Akebia Therapeutics *	7,320	81,764
Akero Therapeutics *	2,873	100,871
Alexion Pharmaceuticals *	9,300	953,157
Amgen	5,966	1,459,701
Anthem	941	257,646
Arena Pharmaceuticals *	1,751	107,494
Avanos Medical *	3,494	107,161
Axsome Therapeutics *	1,051	74,968
Becton Dickinson	330	92,842
Biogen *	3,100	851,539
Biohaven Pharmaceutical Holding *	2,085	133,524
Bristol-Myers Squibb	33,707	1,977,253
Castle Biosciences *	2,463	95,367
Centene *	6,380	416,295
Charles River Laboratories International *	533	106,062
ChemoCentryx *	1,580	83,282
Cigna	1,593	275,095
Coherus Biosciences *	3,505	61,653
CVS Health	1,166	73,388
Cytokinetics *	3,727	80,578
Danaher	3,089	629,538
DaVita *	14,613	1,277,030
DexCom *	1,500	653,310
Eli Lilly	3,763	565,541
Emergent BioSolutions *	4,093	455,305
Fate Therapeutics *	3,557	111,227
GenMark Diagnostics *	7,658	136,772
Gilead Sciences	5,820	404,665
Halozyme Therapeutics *	6,043	164,309

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
HCA Healthcare *	9,762	$1,236,260
Henry Schein *	2,260	155,330
Horizon Therapeutics *	2,489	152,302
ICU Medical *	519	95,356
Immunomedics *	3,783	159,756
Inspire Medical Systems *	1,208	120,027
Intercept Pharmaceuticals *	857	39,114
Invitae *	4,857	141,824
Iovance Biotherapeutics *	2,917	84,797
iRhythm Technologies *	1,205	149,999
Jazz Pharmaceuticals *	6,200	671,150
Johnson & Johnson	5,200	757,952
Karyopharm Therapeutics *	1,774	28,473
Livongo Health *	1,187	151,046
Magellan Health *	1,159	85,963
Medtronic	4,676	451,141
Merck	17,267	1,385,504
Meridian Bioscience *	6,090	149,144
Momenta Pharmaceuticals *	2,747	81,009
Mylan *	2,276	36,666
MyoKardia *	943	84,993
Natera *	2,867	137,673
Novavax *	1,069	152,974
NuVasive *	1,781	101,766
OPKO Health *	26,147	134,657
Pacira BioSciences *	2,627	138,206
Pfizer	47,347	1,821,913
Quidel *	334	94,345
Regeneron Pharmaceuticals *	142	89,754
Repligen *	784	118,313
STAAR Surgical *	2,549	148,326
Tandem Diabetes Care *	1,147	119,816
Teladoc Health *	2,296	545,598
TG Therapeutics *	5,758	112,742
Thermo Fisher Scientific	1,595	660,250
Ultragenyx Pharmaceutical *	1,969	153,897
UnitedHealth Group	4,598	1,392,182
Vapotherm *	2,585	135,040
Veracyte *	3,685	131,444
Vertex Pharmaceuticals *	3,200	870,400

		29,486,939

Industrials — 3.2%
3M	269	40,476
A O Smith	894	43,037
ABM Industries	4,628	166,145
Air Transport Services Group *	7,269	177,145
Allison Transmission Holdings	18,600	694,896
Atkore International Group *	7,109	189,597

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Atlas Air Worldwide Holdings *	2,552	$132,908
Axon Enterprise *	1,068	88,783
Bloom Energy, Cl A *	7,781	94,617
BMC Stock Holdings *	4,977	127,411
BrightView Holdings *	6,078	73,665
Carrier Global	1,864	50,775
CH Robinson Worldwide	4,748	444,983
CIRCOR International *	2,238	58,680
CSX	4,900	349,566
Cubic	1,446	60,732
Cummins	4,600	888,996
EMCOR Group	1,948	133,438
Equifax	1,700	276,352
Expeditors International of Washington	3,900	329,589
Fastenal	1,025	48,216
Federal Signal	2,167	66,982
Fortive	2,250	157,928
Generac Holdings *	1,095	172,550
General Dynamics	1,500	220,110
Gibraltar Industries *	1,564	80,890
Honeywell International	2,627	392,395
ICF International	1,562	105,607
Johnson Controls International	1,900	73,112
Kadant	1,443	156,580
Kforce	3,650	105,266
Knoll	5,302	62,087
Kornit Digital *	2,575	137,994
L3Harris Technologies	11,927	2,007,672
Lockheed Martin	1,014	384,275
MYR Group *	5,135	188,300
Norfolk Southern	600	115,326
Northrop Grumman	800	260,008
Oshkosh	1,923	151,379
Otis Worldwide	932	58,474
Plug Power *	14,855	114,532
Quanta Services	3,371	134,739
Rexnord	5,336	154,584
Roper Technologies	433	187,251
Saia *	1,059	126,498
Simpson Manufacturing	1,398	134,991
SkyWest *	2,350	61,829
Southwest Airlines *	1,470	45,408
Standex International	1,190	63,724
Sterling Construction *	11,220	115,566
Sunrun *	4,097	150,319
TPI Composites *	5,039	128,898
Trane Technologies	600	67,122

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Trex Company *	1,046	$145,739
UFP Industries	2,744	159,756
Union Pacific	2,084	361,261
United Airlines Holdings *	10,600	332,628
United Parcel Service, Cl B	3,687	526,356
Verisk Analytics, Cl A	1,666	314,391
Vicor *	1,784	145,342
Waste Management	2,564	281,014
Werner Enterprises	2,172	95,535

		13,214,425

Information Technology — 16.2%
2U *	3,197	150,563
ACM Research, Cl A *	1,262	121,076
Adobe *	767	340,794
Advanced Energy Industries *	2,584	190,105
Amdocs	8,000	496,800
Amphenol, Cl A	3,000	317,280
Apple	24,532	10,427,081
Applied Materials	36,200	2,328,746
Atlassian, Cl A *	6,652	1,175,076
Automatic Data Processing	1,930	256,516
Bill.com Holdings *	1,378	128,306
Blackline *	1,874	166,617
CACI International, Cl A *	361	75,023
Calix *	8,342	171,094
Cerence *	3,044	120,725
ChannelAdvisor *	6,374	129,838
Ciena *	2,299	136,814
Cirrus Logic *	1,331	91,213
Cisco Systems	33,518	1,578,698
Citrix Systems	265	37,831
Cloudera *	8,575	96,640
Cloudflare, Cl A *	3,684	153,328
Cree *	1,920	132,326
Digital Turbine *	9,867	136,954
Dropbox, Cl A *	2,866	65,202
Dynatrace *	3,272	136,868
Entegris	1,581	113,690
Everbridge *	868	123,951
Fastly, Cl A *	1,125	108,551
Fidelity National Information Services	3,100	453,561
Fiserv *	7,161	714,596
Five9 *	1,155	139,547
FormFactor *	2,494	71,927
Global Payments	1,868	332,541
HP	42,300	743,634
II-VI *	5,466	277,235
Inphi *	1,277	166,853

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Inseego *	7,743	$104,376
Intel	33,672	1,607,165
International Business Machines	174	21,392
Keysight Technologies *	398	39,756
KLA	1,994	398,461
Lattice Semiconductor *	5,568	173,109
Limelight Networks *	16,354	102,540
LivePerson *	3,364	144,585
MACOM Technology Solutions Holdings *	3,333	140,853
Manhattan Associates *	1,348	129,125
Mastercard, Cl A	4,619	1,425,100
Maxim Integrated Products *	740	50,387
MAXIMUS	1,282	95,137
MaxLinear, Cl A *	4,929	124,950
Micron Technology *	10,176	509,360
Microsoft	51,180	10,492,412
Monolithic Power Systems	549	145,490
Motorola Solutions	2,128	297,494
Nuance Communications *	4,084	111,697
NVIDIA	7,791	3,307,981
Okta, Cl A *	1,832	404,835
ON Semiconductor *	17,400	358,440
OneSpan *	4,922	153,271
Oracle	29,511	1,636,385
Paychex	4,831	347,446
PayPal Holdings *	15,289	2,997,714
Pegasystems	897	104,850
Photronics *	5,475	65,043
Plexus *	1,485	110,321
Power Integrations	732	89,326
Progress Software	2,828	98,584
Qorvo *	32,574	4,174,358
QUALCOMM	4,021	424,658
RingCentral, Cl A *	1,171	339,906
salesforce.com *	1,159	225,831
ServiceNow *	5,390	2,367,288
Shopify, Cl A *	1,951	1,997,824
SiTime *	2,142	113,847
SPS Commerce *	1,783	134,028
Square, Cl A *	13,700	1,778,945
Super Micro Computer *	3,521	106,704
SVMK *	6,142	147,285
Synaptics *	1,842	147,397
Texas Instruments	6,275	800,376
Twilio, Cl A *	8,226	2,282,057
Ultra Clean Holdings *	4,403	132,486
Varonis Systems *	1,538	166,642

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Verint Systems *	3,053	$137,049
VeriSign *	1,393	294,870
Visa, Cl A	16,166	3,078,007
Xilinx	1,936	207,830
Zoom Video Communications, Cl A *	1,331	337,954
Zscaler *	1,133	147,120

		67,737,647

Materials — 2.4%
Air Products and Chemicals	1,818	521,093
Avient	2,857	68,282
Ball	24,704	1,818,956
CF Industries Holdings	45,098	1,412,920
Ecolab	1,584	296,335
HB Fuller	1,622	73,542
Huntsman	27,200	503,200
International Flavors & Fragrances	73	9,195
International Paper	2,700	93,933
Kaiser Aluminum	1,725	106,864
Koppers Holdings *	3,889	97,886
Linde	2,754	675,033
LyondellBasell Industries, Cl A	12,100	756,492
Martin Marietta Materials	138	28,591
Materion	4,180	240,015
Neenah	2,034	90,737
Newmont Mining	5,400	373,680
Packaging Corp of America	1,500	144,180
PPG Industries	465	50,057
Scotts Miracle-Gro, Cl A	869	137,797
Sherwin-Williams	3,439	2,228,197
Stepan	1,077	117,609
Vulcan Materials	239	28,063

		9,872,657

Real Estate — 2.0%
Alexandria Real Estate Equities ‡	160	28,408
American Finance Trust ‡	25,533	186,519
American Tower, Cl A ‡	2,862	748,098
AvalonBay Communities ‡	1,039	159,092
Crown Castle International ‡	14,977	2,496,666
Digital Realty Trust ‡	10,116	1,624,023
Equinix ‡	794	623,671
eXp World Holdings *	6,255	124,287
Global Medical ‡	16,415	195,174
Hudson Pacific Properties ‡	4,773	112,500
Independence Realty Trust ‡	19,628	225,722
Iron Mountain ‡	987	27,824

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
Jernigan Capital ‡	9,807	$137,396
Pebblebrook Hotel Trust ‡	10,650	112,890
Public Storage ‡	1,400	279,832
QTS Realty Trust, Cl A ‡	2,651	190,740
Redfin *	4,453	185,156
Retail Opportunity Investments * ‡	6,389	69,448
Sabra Health Care ‡	7,591	111,891
SBA Communications, Cl A ‡	500	155,770
Terreno Realty ‡	3,790	230,280
VEREIT ‡	68,600	446,586

		8,471,973

Utilities — 0.5%
Ameren	1,847	148,203
American Electric Power	3,937	342,046
Black Hills	2,084	120,580
Clearway Energy, Cl C	9,361	229,719
CMS Energy	3,900	250,302
Consolidated Edison	2,996	230,183
Duke Energy	297	25,168
Portland General Electric	3,036	133,979
South Jersey Industries	5,097	118,913
WEC Energy Group	786	74,875
Xcel Energy	4,722	326,007

		1,999,975

		225,395,073

Total Common Stock (Cost $333,950,964)		411,256,056

PREFERRED STOCK — 0.2%

BRAZIL — 0.1%
Cia Paranaense de Energia, 1.019%*	7,800	99,927
Itau Unibanco Holding ADR (E)	9,599	48,955
Itausa, 0.168%	24,817	50,761
Telefonica Brasil, 0.908%	5,272	53,603

		253,246

COLOMBIA — 0.0%
Bancolombia (E)	6,333	44,957

GERMANY — 0.1%
Jungheinrich, 1.114%	6,018	182,185
STO & KGaA, 0.247%	800	91,504

		273,689

SOUTH KOREA — 0.0%
LG Chemical, 2.840%	175	39,072

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

PREFERRED STOCK (continued)

	Shares/ Number of Rights/ Number of Warrants	Value

SOUTH KOREA (continued)
LG Household & Health Care, 1.430%	106	$63,525

		102,597

Total Preferred Stock (Cost $520,752)		674,489

REGISTERED INVESTMENT COMPANY— 0.1%

EXCHANGE TRADED FUND — 0.1%
iShares MSCI ACWI ETF
Total Exchange Traded Fund Cost ($455,486)	7,800	605,826

RIGHTS— 0.0%

SPAIN — 0.0%
Cellnex Telecom *#

Total Rights (Cost $—)	29,045	121,459

WARRANTS — 0.0%

MALAYSIA — 0.0%
Paramount * (D)	43,120	1,017

SINGAPORE — 0.0%
Ezion Holdings *(B)(C)(D)	102,720	–

Total Warrants (Cost $—)		1,017

Total Investments in Securities— 99.0% (Cost $334,927,202)		$412,658,847

A list of the open forward foreign currency contracts held by the Fund at July 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	08/18/20	EUR	3,453,765	USD	2,949,300	$ 21,724
Brown Brothers Harriman	08/18/20	USD	5,157,100	EUR	5,645,440	(431,747)
UBS	10/14/20	GBP	286,702	USD	225,100	8,071
Brown Brothers Harriman	10/14/20	USD	1,222,900	GBP	1,547,017	(54,392)

						$ (456,344)

Percentages are based on net assets of $416,683,246.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Security considered Master Limited Partnership. At July 31, 2020, these securities amounted to $1,653,825 or 0.4% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2020, was $32,465 and represented 0.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of July 31, 2020 was $364,136 and represented 0.1% of Net Assets.
(E)	There is currently no stated rate.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

ETF — Exchange Traded Fund

GBP — British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

PJSC — Private Joint Stock Company

PLC — Public Limited Company

USD — United States Dollar

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Australia	$5,767,868	$–	$–	$5,767,868
Austria	244,208	–	–	244,208
Belgium	328,248	–	–	328,248
Bermuda	1,653,825	–	–	1,653,825
Brazil	465,029	–	–	465,029
Canada	9,166,334	–	–	9,166,334
Chile	261,898	–	–	261,898
China	25,070,557	–	–	25,070,557
Czech Republic	509,145	–	–	509,145
Denmark	4,870,230	–	–	4,870,230
Finland	880,068	–	–	880,068
France	10,274,764	–	–	10,274,764
Germany	12,398,743	–	–	12,398,743
Greece	59,293	–	–	59,293
Hong Kong	5,215,858	120,149	32,386	5,368,393
Hungary	70,110	–	–	70,110
India	5,544,518	–	–	5,544,518
Indonesia	–	249,333	–	249,333
Ireland	3,885,556	–	–	3,885,556
Israel	260,774	1,024,661	–	1,285,435
Italy	3,540,259	–	–	3,540,259
Japan	20,840,752	–	–	20,840,752
Malaysia	–	744,026	–	744,026
Mexico	484,837	–	–	484,837
Netherlands	12,038,303	–	–	12,038,303
New Zealand	344,304	–	–	344,304
Norway	631,118	–	–	631,118
Philippines	–	104,895	–	104,895
Poland	617,654	–	–	617,654
Portugal	28,498	–	79	28,577
Russia	1,949,458	–	–	1,949,458
Saudi Arabia	–	307,855	–	307,855
Singapore	–	1,081,043	–	1,081,043
South Africa	737,885	–	–	737,885
South Korea	10,006,360	–	–	10,006,360

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2020
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Spain	$2,471,659	$–	$–	$2,471,659
Sweden	5,233,514	–	–	5,233,514
Switzerland	12,426,069	–	–	12,426,069
Taiwan	7,422,922	–	–	7,422,922
Thailand	894,591	–	–	894,591
Turkey	–	302,287	–	302,287
United Arab Emirates	174,273	–	–	174,273
United Kingdom	15,124,787	–	–	15,124,787
United States	225,395,073	–	–	225,395,073

Total Common Stock	407,289,342	3,934,249	32,465	411,256,056

Preferred Stock
Brazil	253,246	–	–	253,246
Colombia	44,957	–	–	44,957
Germany	273,689	–	–	273,689
South Korea	102,597	–	–	102,597

Total Preferred Stock	674,489	–	–	674,489

Registered Investment Company	605,826	–	–	605,826
Right	121,459	–	–	121,459
Warrants	1,017	–	–	1,017

Total Investments in Securities	$408,692,133	$3,934,249	$32,465	$412,658,847

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$29,795	$—	$29,795
Unrealized Depreciation	—	(486,139)	—	(486,139)

Total Other Financial Instruments	$—	$(456,344)	$—	$(456,344)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 28.9%

	Face Amount	Value

COMMUNICATION SERVICES — 2.5%
America Movil
2.875%, 05/07/30	$200,000	$217,700
AT&T 5.450%, 03/01/47	45,000	60,794
5.250%, 03/01/37	155,000	200,201
4.900%, 08/15/37	185,000	232,226
4.850%, 03/01/39	156,000	194,825
4.800%, 06/15/44	375,000	469,761
4.750%, 05/15/46	25,000	31,148
4.500%, 03/09/48	60,000	73,486
4.350%, 06/15/45	10,000	11,839
3.900%, 03/11/24	250,000	277,747
3.600%, 07/15/25	250,000	281,442
3.300%, 02/01/52	60,000	62,049
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	235,000	253,238
CCL Industries
3.050%, 06/01/30(A)	70,000	73,271
CCO Holdings
5.750%, 02/15/26(A)	40,000	41,900
5.375%, 06/01/29(A)	44,000	48,180
4.500%, 08/15/30(A)	79,000	83,732
4.500%, 05/01/32(A)	64,000	67,520
4.250%, 02/01/31(A)	195,000	203,486
CenturyLink
4.000%, 02/15/27(A)	23,000	24,022
Comcast
3.750%, 04/01/40	55,000	68,553
3.150%, 02/15/28	250,000	285,688
2.650%, 02/01/30	85,000	94,112
CSC Holdings
5.500%, 05/15/26(A)	200,000	209,750
5.375%, 02/01/28(A)	10,000	10,825
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	190,000	126,350
8.500%, 10/15/24(A) (B)	43,000	28,380
Level 3 Financing
5.375%, 05/01/25	44,000	45,430
4.625%, 09/15/27(A)	33,000	34,691
Live Nation Entertainment
4.750%, 10/15/27(A)	35,000	32,331
NBCUniversal Enterprise
5.250%, 06/19/69(A)	170,000	171,275
Northwestern Mutual Life
3.625%, 09/30/59(A)	90,000	107,676
Omnicom Group
4.200%, 06/01/30	20,000	23,784
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	209,500
Prosus
4.850%, 07/06/27(A)	200,000	227,220
Qwest
7.250%, 09/15/25	65,000	75,276
Sprint
7.875%, 09/15/23	10,000	11,600
Sprint Spectrum
5.152%, 03/20/28(A)	250,000	292,670

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
3.360%, 09/20/21(A)	$117,188	$118,652
Tencent MTN
3.290%, 06/03/60 (A)	200,000	229,082
Time Warner Cable
5.875%, 11/15/40	200,000	259,709
5.500%, 09/01/41	100,000	125,196
4.500%, 09/15/42	150,000	174,929
T-Mobile USA
6.000%, 03/01/23	93,000	93,804
6.000%, 04/15/24	45,000	46,062
4.500%, 02/01/26	30,000	30,900
4.375%, 04/15/40(A)	100,000	122,091
3.875%, 04/15/30(A)	290,000	332,122
2.550%, 02/15/31(A)	220,000	228,547
0.000%, 01/15/24(C)	45,000	—
0.000%, 03/01/25(C)	45,000	—
0.000%, 01/15/26(C)	30,000	—
Verizon Communications
5.250%, 03/16/37	250,000	352,747
4.272%, 01/15/36	250,000	321,078
4.000%, 03/22/50	35,000	46,578
ViacomCBS
4.200%, 05/19/32	60,000	69,148
2.900%, 01/15/27	250,000	269,376
Virgin Media Secured Finance
5.500%, 05/15/29(A)	75,000	81,750
Vodafone Group
5.250%, 05/30/48	115,000	157,235
4.875%, 06/19/49	163,000	212,746
4.250%, 09/17/50	35,000	42,941
Walt Disney
3.700%, 10/15/25	250,000	285,081
3.600%, 01/13/51	150,000	176,118
2.650%, 01/13/31	110,000	119,651
2.000%, 09/01/29	85,000	88,428

		8,947,649

CONSUMER DISCRETIONARY — 2.8%
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	182,053
Amazon.com
4.250%, 08/22/57	155,000	220,381
3.875%, 08/22/37	250,000	324,673
American Honda Finance MTN
2.350%, 01/08/27	500,000	534,469
1.700%, 09/09/21	500,000	506,762
American University
3.672%, 04/01/49	250,000	290,569
Cargill
3.250%, 05/23/29(A)	500,000	571,138
Churchill Downs
5.500%, 04/01/27(A)	106,000	110,902
4.750%, 01/15/28(A)	40,000	40,800
Colt Merger Sub
6.250%, 07/01/25(A)	33,000	34,423
Daimler Finance North America
2.200%, 10/30/21(A)	175,000	177,843
2.000%, 07/06/21(A)	1,115,000	1,126,765

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Duke University
2.832%, 10/01/55	$105,000	$119,354
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	399,754
Expedia Group
7.000%, 05/01/25(A)	35,000	37,892
6.250%, 05/01/25(A)	45,000	49,181
4.625%, 08/01/27(A)	35,000	35,993
3.600%, 12/15/23(A)	70,000	70,822
Falabella
3.750%, 04/30/23(A)	200,000	206,864
Ford Motor Credit
5.750%, 02/01/21	450,000	455,625
3.813%, 10/12/21	80,000	80,819
3.336%, 03/18/21	200,000	200,500
2.343%, 11/02/20	175,000	174,290
1.146%, 10/12/21	180,000	173,807
General Motors
5.000%, 04/01/35	135,000	148,463
General Motors Financial
4.375%, 09/25/21	50,000	51,704
4.200%, 11/06/21	40,000	41,399
3.450%, 04/10/22	30,000	30,846
3.200%, 07/06/21	40,000	40,654
3.150%, 06/30/22	85,000	87,353
2.900%, 02/26/25	80,000	82,792
Georgetown University
5.215%, 10/01/18	50,000	72,176
4.315%, 04/01/49	50,000	67,312
Hanesbrands
5.375%, 05/15/25(A)	35,000	37,625
4.875%, 05/15/26(A)	40,000	43,600
4.625%, 05/15/24(A)	10,000	10,577
Hasbro
3.900%, 11/19/29	10,000	10,608
3.550%, 11/19/26	55,000	58,260
Home Depot
3.900%, 06/15/47	250,000	324,541
3.350%, 04/15/50	20,000	24,517
Hyundai Capital America
3.000%, 02/10/27(A)	85,000	87,798
2.650%, 02/10/25(A)	120,000	122,806
Hyundai Capital America MTN
3.000%, 10/30/20(A)	260,000	260,993
Lear
5.250%, 05/15/49	155,000	166,262
Lennar
4.750%, 11/15/22	10,000	10,550
4.500%, 04/30/24	5,000	5,413
Lowe’s
5.125%, 04/15/50	20,000	29,091
4.050%, 05/03/47	250,000	313,546
McDonald’s MTN
4.200%, 04/01/50	10,000	12,776
Mohawk Industries
3.625%, 05/15/30	175,000	175,242
Newell Brands
4.875%, 06/01/25	30,000	32,625

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
NVR
3.000%, 05/15/30	$140,000	$152,570
Reynolds American
5.850%, 08/15/45	265,000	350,408
Starbucks
3.500%, 11/15/50	175,000	198,733
3.350%, 03/12/50	80,000	88,098
2.250%, 03/12/30	120,000	125,084
Target
2.650%, 09/15/30	70,000	78,769
Toyota Motor
2.358%, 07/02/24	105,000	111,907
Toyota Motor Credit MTN
3.375%, 04/01/30	120,000	142,411
1.800%, 02/13/25	130,000	136,068
Whirlpool
4.750%, 02/26/29	115,000	142,270
Whirlpool MTN
4.850%, 06/15/21	140,000	145,277

		10,146,803

CONSUMER STAPLES — 2.7%
Altria Group
4.400%, 02/14/26	75,000	87,228
2.350%, 05/06/25	35,000	37,231
Anheuser-Busch
4.900%, 02/01/46	420,000	536,465
4.700%, 02/01/36	78,000	95,687
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	303,113
Anheuser-Busch InBev Worldwide
4.600%, 06/01/60	135,000	173,197
4.350%, 06/01/40	140,000	168,764
Archer-Daniels-Midland
3.250%, 03/27/30	115,000	134,253
2.500%, 08/11/26	250,000	273,938
Bacardi
5.300%, 05/15/48(A)	280,000	379,634
4.700%, 05/15/28(A)	65,000	76,262
Bausch Health
5.250%, 01/30/30(A)	80,000	81,700
5.000%, 01/30/28(A)	80,000	80,398
Bayer US Finance II
4.375%, 12/15/28(A)	270,000	319,239
4.250%, 12/15/25(A)	75,000	86,008
3.875%, 12/15/23(A)	145,000	158,570
Bunge Finance
3.250%, 08/15/26	250,000	267,585
CK Hutchison International 16
2.750%, 10/03/26(A)	200,000	213,724
Clorox
3.900%, 05/15/28	250,000	300,184
Coca-Cola
4.200%, 03/25/50	70,000	98,314
2.500%, 06/01/40	250,000	271,039
Constellation Brands
3.750%, 05/01/50	20,000	23,605

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
2.875%, 05/01/30	$50,000	$54,533
Fomento Economico Mexicano
3.500%, 01/16/50	256,000	286,881
JBS USA LUX
5.500%, 01/15/30(A)	10,000	11,025
Keurig Dr Pepper
3.200%, 05/01/30	30,000	34,054
Kraft Heinz Foods
5.000%, 06/04/42	310,000	348,051
4.875%, 10/01/49(A)	400,000	441,948
4.375%, 06/01/46	65,000	68,345
3.875%, 05/15/27(A)	105,000	113,087
Kroger
5.400%, 01/15/49	120,000	174,306
2.650%, 10/15/26	250,000	275,517
PepsiCo
4.000%, 05/02/47	250,000	336,278
3.875%, 03/19/60	95,000	133,260
Pilgrim’s Pride
5.875%, 09/30/27(A)	10,000	10,575
Post Holdings
5.750%, 03/01/27(A)	90,000	95,850
4.625%, 04/15/30(A)	170,000	178,925
Procter & Gamble
3.500%, 10/25/47	250,000	333,392
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	212,399
Rite Aid
8.000%, 11/15/26(A)	30,000	30,897
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	532,696
Spectrum Brands
5.750%, 07/15/25	40,000	41,200
Stanford Health Care
3.795%, 11/15/48	250,000	318,723
Sysco
6.600%, 04/01/50	65,000	94,169
Walgreen
4.400%, 09/15/42	220,000	237,404
Walmart
4.750%, 10/02/43	500,000	707,194
2.650%, 12/15/24	400,000	436,021

		9,672,868

ENERGY — 2.5%
Antero Resources
5.625%, 06/01/23	15,000	10,763
5.125%, 12/01/22	41,000	32,800
5.000%, 03/01/25	117,000	74,149
Calpine
5.000%, 02/01/31(A)	140,000	143,483
Canadian Natural Resources
3.850%, 06/01/27	50,000	54,139
Cheniere Energy Partners
5.250%, 10/01/25	10,000	10,250

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Chevron
3.078%, 05/11/50	$40,000	$46,237
2.566%, 05/16/23	450,000	475,898
2.236%, 05/11/30	50,000	53,987
CNPC General Capital
3.950%, 04/19/22(A)	200,000	209,722
ConocoPhillips
4.150%, 11/15/34	250,000	293,301
Diamondback Energy
4.750%, 05/31/25	70,000	76,136
Dolphin Energy
5.500%, 12/15/21(A)	200,000	209,808
Energy Transfer Operating
6.050%, 06/01/41	315,000	334,345
5.500%, 06/01/27	80,000	88,207
5.300%, 04/15/47	20,000	19,573
5.000%, 05/15/50	75,000	74,420
4.950%, 06/15/28	50,000	53,434
EOG Resources
2.625%, 03/15/23	406,000	427,245
EQM Midstream Partners
6.500%, 07/01/27(A)	55,000	60,643
Equinor
3.700%, 04/06/50	130,000	160,312
Equities
3.900%, 10/01/27	25,000	23,558
Exxon Mobil
4.327%, 03/19/50	200,000	268,403
4.227%, 03/19/40	30,000	38,491
3.482%, 03/19/30	65,000	76,317
3.452%, 04/15/51	45,000	53,199
2.610%, 10/15/30	20,000	22,090
Gulfport Energy
6.375%, 05/15/25	14,000	6,720
Kinder Morgan
5.625%, 11/15/23(A)	320,000	363,861
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	245,657
Nevada Power
3.125%, 08/01/50	250,000	293,451
Occidental Petroleum
3.000%, 02/15/27	250,000	220,625
2.600%, 08/13/21	150,000	148,125
ONEOK
5.850%, 01/15/26	50,000	56,928
Pattern Energy Operations
4.500%, 08/15/28(A)	45,000	47,700
Petroleos Mexicanos
7.690%, 01/23/50(A)	125,000	109,912
6.950%, 01/28/60 (A)	35,000	28,919
6.625%, 06/15/35	60,000	51,264
5.950%, 01/28/31(A)	15,000	12,900
Petroleos Mexicanos MTN
6.750%, 09/21/47	230,000	186,875
Phillips 66
4.300%, 04/01/22	500,000	530,420
Plains All American Pipeline
4.650%, 10/15/25	140,000	150,969
3.800%, 09/15/30	25,000	25,030

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Range Resources
5.000%, 03/15/23	$105,000	$97,419
4.875%, 05/15/25	60,000	50,250
Rattler Midstream
5.625%, 07/15/25(A)	55,000	58,014
Rockies Express Pipeline
6.875%, 04/15/40(A)	40,000	40,200
Ruby Pipeline
7.000%, 04/01/22(A)	170,455	161,933
Sabine Pass Liquefaction
4.500%, 05/15/30(A)	175,000	201,875
Saudi Arabian Oil Company MTN
4.375%, 04/16/49(A)	200,000	250,916
Shell International Finance BV
1.750%, 09/12/21	500,000	507,845
SM Energy
10.000%, 01/15/25(A)	94,000	92,825
Sunoco Logistics Partners Operations
5.400%, 10/01/47	85,000	85,105
5.350%, 05/15/45	65,000	63,785
3.900%, 07/15/26	200,000	207,355
Targa Resources Partners
6.875%, 01/15/29	20,000	22,562
TC PipeLines
4.650%, 06/15/21	400,000	408,125
Thaioil Treasury Center MTN
4.875%, 01/23/43(A)	200,000	239,108
TransMontaigne Partners
6.125%, 02/15/26	23,000	22,779
Transocean Guardian
5.875%, 01/15/24(A)	81,901	72,073
Transocean Pontus
6.125%, 08/01/25(A)	50,935	46,988
Transocean Poseidon
6.875%, 02/01/27(A)	55,000	49,637
Transocean Proteus
6.250%, 12/01/24(A)	24,050	22,487
Transportadora de Gas Internacional ESP
5.550%, 11/01/28(A)	200,000	221,002
USA Compression Partners
6.875%, 04/01/26	10,000	10,250
6.875%, 09/01/27	27,000	27,602
Williams
3.500%, 11/15/30	175,000	193,481
WPX Energy
4.500%, 01/15/30	135,000	125,672

		9,149,554

FINANCIALS — 6.3%
Aflac
3.600%, 04/01/30	80,000	95,477
Ally Financial
3.050%, 06/05/23	250,000	258,589
American Express
2.500%, 07/30/24	160,000	171,428

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
American Express Credit MTN
2.700%, 03/03/22	$750,000	$777,155
Aon
2.800%, 05/15/30	110,000	120,611
Banco Santander Chile
3.875%, 09/20/22(A)	180,000	189,360
2.700%, 01/10/25(A)	150,000	155,625
Bangkok Bank MTN
4.050%, 03/19/24(A)	205,000	222,939
Bank of America MTN
4.083%, 03/20/51(D)	125,000	162,348
3.970%, 03/05/29	500,000	582,042
3.559%, 04/23/27	345,000	388,524
3.300%, 01/11/23	500,000	533,979
2.884%, 10/22/30	80,000	87,984
Bank of America
3.004%, 12/20/23	70,000	73,772
2.592%, 04/29/31	105,000	112,633
Bank of New York Mellon MTN
3.500%, 04/28/23	250,000	270,675
Bayer US Finance II
4.625%, 06/25/38(A)	100,000	124,851
Berkshire Hathaway Finance
4.250%, 10/15/50(A)	25,000	34,212
4.200%, 08/15/48	250,000	340,064
BNP Paribas
2.819%, 11/19/25(A)	320,000	339,949
BP Capital Markets America
3.633%, 04/06/30	160,000	185,323
Brighthouse Financial
5.625%, 05/15/30	130,000	149,649
Capital One Bank USA
3.375%, 02/15/23	500,000	528,999
Citigroup
4.412%, 03/31/31	270,000	329,050
3.980%, 03/20/30	250,000	293,217
3.200%, 10/21/26	110,000	122,140
2.572%, 06/03/31	140,000	148,844
Crown Castle International
4.150%, 07/01/50	10,000	12,632
Diageo Capital
2.125%, 04/29/32	250,000	268,097
Discover Bank
4.250%, 03/13/26	250,000	283,650
DNB Bank
2.150%, 12/02/22(A)	370,000	384,245
Farmers Insurance Exchange
8.625%, 05/01/24(A)	315,000	372,790
Fifth Third Bancorp
3.950%, 03/14/28	250,000	297,661
Goldman Sachs Group
6.750%, 10/01/37	115,000	172,753
3.750%, 05/22/25	500,000	557,600
3.691%, 06/05/28	55,000	62,693
3.272%, 09/29/25	260,000	283,648
2.600%, 02/07/30	70,000	75,150

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
HSBC Holdings
4.300%, 03/08/26	$250,000	$286,018
Huntington Bancshares
2.625%, 08/06/24	205,000	219,199
JPMorgan Chase
4.493%, 03/24/31	180,000	222,875
4.350%, 08/15/21	400,000	416,413
3.875%, 09/10/24	500,000	559,717
3.509%, 01/23/29	250,000	284,458
3.200%, 06/15/26	110,000	123,580
3.109%, 04/22/51(D)	210,000	238,117
2.956%, 05/13/31	95,000	103,473
2.739%, 10/15/30	230,000	251,566
2.182%, 06/01/28	210,000	220,493
KeyCorp MTN
2.900%, 09/15/20	500,000	501,436
2.550%, 10/01/29	250,000	269,321
Liberty Mutual Group
3.950%, 05/15/60(A)	65,000	76,353
Lloyds Banking Group
4.344%, 01/09/48	330,000	413,186
2.907%, 11/07/23	315,000	329,408
Massachusetts Mutual Life Insurance
3.375%, 04/15/50(A)	110,000	121,956
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	32,550
Morgan Stanley MTN
3.700%, 10/23/24	180,000	201,138
3.125%, 07/27/26	250,000	280,729
MSCI
3.875%, 02/15/31(A)	205,000	222,681
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	175,880
3.400%, 02/07/28	250,000	291,284
Nationwide Building Society MTN
3.622%, 04/26/23(A)	200,000	208,730
Nationwide Mutual Insurance
2.603%, 12/15/24(A)	400,000	398,892
Navient
6.750%, 06/15/26	10,000	10,400
5.875%, 10/25/24	10,000	10,250
5.000%, 03/15/27	110,000	105,325
Navient MTN
6.125%, 03/25/24	85,000	87,975
New York Life Insurance
3.750%, 05/15/50(A)	150,000	182,381
PNC Bank
3.100%, 10/25/27	250,000	286,311
Raymond James Financial
4.950%, 07/15/46	120,000	154,939
Royal Bank of Canada MTN
1.150%, 06/10/25	250,000	255,008
Santander UK
5.000%, 11/07/23(A)	55,000	60,351

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Santander UK Group Holdings
5.625%, 09/15/45(A)	$200,000	$255,758
4.796%, 11/15/24	75,000	83,475
Societe Generale MTN
2.625%, 01/22/25(A)	310,000	320,495
Standard Chartered
2.819%, 01/30/26(A)	260,000	268,137
Sumitomo Mitsui Financial Group
3.040%, 07/16/29	200,000	220,880
1.474%, 07/08/25	200,000	205,002
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	372,797
Toronto-Dominion Bank MTN
2.650%, 06/12/24	200,000	215,536
0.750%, 06/12/23	250,000	252,419
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	90,000	95,877
Truist Financial MTN
3.750%, 12/06/23	500,000	549,827
Truist Financial
4.000%, 05/01/25	250,000	285,936
U.S. Bancorp MTN
3.150%, 04/27/27	250,000	285,403
University of Pennsylvania
3.610%, 02/15/19	60,000	72,919
Wells Fargo
3.069%, 01/24/23	500,000	517,630
3.068%, 04/30/41	160,000	174,769
Wells Fargo MTN
5.013%, 04/04/51(D)	255,000	364,443
2.879%, 10/30/30	635,000	689,410
2.393%, 06/02/28	130,000	136,188
Willis North America
2.950%, 09/15/29	195,000	213,910

		22,753,562

HEALTH CARE — 3.0%
Abbott Laboratories
3.750%, 11/30/26	282,000	332,011
AbbVie
4.850%, 06/15/44(A)	125,000	166,275
4.400%, 11/06/42	200,000	254,606
4.250%, 11/21/49(A)	245,000	311,682
4.050%, 11/21/39(A)	50,000	61,522
3.600%, 05/14/25	250,000	279,593
Aetna
2.800%, 06/15/23	225,000	238,123
Amgen
4.400%, 05/01/45	85,000	114,671
3.625%, 05/15/22	500,000	525,645
Anthem
3.650%, 12/01/27	190,000	219,027
Bayer US Finance II
4.875%, 06/25/48(A)	240,000	318,008

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Biogen
3.150%, 05/01/50	$60,000	$63,298
2.250%, 05/01/30	120,000	125,273
Bristol-Myers Squibb
3.875%, 08/15/25	250,000	288,229
Centene
5.375%, 08/15/26(A)	47,000	50,290
4.250%, 12/15/27	120,000	127,500
3.375%, 02/15/30	95,000	100,581
Cigna
4.125%, 11/15/25	350,000	405,556
3.400%, 03/15/50	145,000	166,759
3.000%, 07/15/23	500,000	533,752
Corning
5.450%, 11/15/79	165,000	214,405
CVS Health
5.125%, 07/20/45	195,000	265,259
5.050%, 03/25/48	435,000	599,208
4.300%, 03/25/28	70,000	83,160
DaVita
4.625%, 06/01/30(A)	120,000	127,800
Eli Lilly
3.375%, 03/15/29	250,000	294,838
Encompass Health
4.750%, 02/01/30	57,000	60,227
Gilead Sciences
4.000%, 09/01/36	250,000	326,460
3.500%, 02/01/25	250,000	280,148
HCA
5.250%, 04/15/25	120,000	139,781
5.125%, 06/15/39	110,000	139,767
5.000%, 03/15/24	145,000	163,606
4.750%, 05/01/23	36,000	39,436
Johnson & Johnson
3.500%, 01/15/48	250,000	332,690
Medtronic
3.500%, 03/15/25	500,000	565,200
Molina Healthcare
5.375%, 11/15/22	35,000	36,750
4.875%, 06/15/25(A)	8,000	8,180
4.375%, 06/15/28(A)	120,000	127,504
Partners Healthcare
3.342%, 07/01/60	235,000	266,904
Quest Diagnostics
2.800%, 06/30/31	80,000	87,740
Stryker
3.650%, 03/07/28	100,000	117,568
1.950%, 06/15/30	105,000	109,139
Takeda Pharmaceutical
2.050%, 03/31/30	250,000	256,784
Tenet Healthcare
5.125%, 11/01/27(A)	80,000	84,900
4.875%, 01/01/26(A)	96,000	100,412
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25(A)	200,000	219,500
UnitedHealth Group
4.750%, 07/15/45	170,000	243,892
2.900%, 05/15/50	15,000	17,032

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Universal Health Services
4.750%, 08/01/22(A)	$110,000	$110,283
Upjohn
4.000%, 06/22/50(A)	30,000	34,161
Zimmer Biomet Holdings
1.066%, 03/19/21	190,000	190,017
Zoetis
3.250%, 02/01/23	385,000	407,869

		10,733,021

INDUSTRIALS — 3.9%
3M MTN
3.125%, 09/19/46	250,000	287,246
AerCap Ireland Capital DAC
4.500%, 05/15/21	190,000	193,805
3.950%, 02/01/22	200,000	201,485
Air Lease
3.500%, 01/15/22	180,000	182,115
Air Lease MTN
3.750%, 06/01/26	185,000	188,180
Avolon Holdings Funding
5.250%, 05/15/24(A)	10,000	9,333
5.125%, 10/01/23(A)	10,000	9,514
3.950%, 07/01/24(A)	65,000	59,157
2.875%, 02/15/25(A)	150,000	128,922
BAT Capital
4.540%, 08/15/47	165,000	188,903
2.789%, 09/06/24	355,000	378,815
Boeing
5.930%, 05/01/60	55,000	66,004
5.805%, 05/01/50	175,000	205,548
5.705%, 05/01/40	175,000	198,558
3.650%, 03/01/47	250,000	222,732
Burlington Northern Santa Fe
3.900%, 08/01/46	250,000	324,865
3.550%, 02/15/50	65,000	82,359
Canadian Pacific Railway
2.050%, 03/05/30	500,000	527,210
Carrier Global
2.700%, 02/15/31(A)	75,000	79,063
Caterpillar Financial Services MTN
2.150%, 11/08/24	70,000	74,890
1.450%, 05/15/25	250,000	258,652
Clark Equipment
5.875%, 06/01/25(A)	30,000	31,537
Clean Harbors
5.125%, 07/15/29(A)	92,000	98,440
CNH Industrial Capital
4.375%, 04/05/22	120,000	126,037
1.950%, 07/02/23	55,000	55,518
CSX
4.750%, 05/30/42	250,000	336,113
3.800%, 04/15/50	10,000	12,717
Deere
3.750%, 04/15/50	55,000	71,641
Eaton
3.103%, 09/15/27	300,000	339,242
2.750%, 11/02/22	500,000	526,109

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Embraer Netherlands Finance BV
5.050%, 06/15/25	$190,000	$175,752
Equifax
7.000%, 07/01/37	20,000	26,073
3.300%, 12/15/22	55,000	57,695
3.100%, 05/15/30	20,000	22,205
2.600%, 12/15/25	35,000	37,536
FedEx
4.050%, 02/15/48	250,000	285,114
3.875%, 08/01/42	250,000	271,888
GATX
4.000%, 06/30/30	45,000	50,513
3.250%, 09/15/26	250,000	267,597
GE Capital Funding
4.400%, 05/15/30(A)	110,000	115,946
GE Capital International Funding Unlimited
4.418%, 11/15/35	690,000	712,456
General Dynamics
4.250%, 04/01/50	20,000	27,932
1.875%, 08/15/23	500,000	521,481
General Electric
4.350%, 05/01/50	30,000	31,114
4.250%, 05/01/40	245,000	250,928
4.125%, 10/09/42	20,000	20,377
GFL Environmental
5.125%, 12/15/26(A)	66,000	70,075
Huntington Ingalls Industries
4.200%, 05/01/30(A)	45,000	52,801
Icahn Enterprises
5.250%, 05/15/27(A)	65,000	66,950
IHS Markit
5.000%, 11/01/22(A)	37,000	39,818
4.750%, 08/01/28	125,000	152,042
4.000%, 03/01/26(A)	24,000	26,774
John Deere Capital MTN
2.600%, 03/07/24	50,000	53,641
Kansas City Southern
3.500%, 05/01/50	50,000	58,975
Lockheed Martin
4.500%, 05/15/36	250,000	338,967
Matthews International
5.250%, 12/01/25(A)	37,000	33,947
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	10,000	10,196
Mexico City Airport Trust
5.500%, 07/31/47(A)	200,000	168,000
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	91,001
Norfolk Southern
4.450%, 06/15/45	250,000	330,026
Northrop Grumman
3.250%, 01/15/28	250,000	285,865
Owens Corning
4.200%, 12/01/24	95,000	104,064

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
PowerTeam Services
9.033%, 12/04/25(A)	$101,000	$106,984
Raytheon
3.150%, 12/15/24	450,000	488,876
Raytheon Technologies
4.500%, 06/01/42	250,000	334,263
3.750%, 11/01/46	250,000	307,614
2.250%, 07/01/30	125,000	133,649
Republic Services
3.550%, 06/01/22	250,000	262,377
Ryder System MTN
2.500%, 09/01/24	115,000	121,071
Southwest Airlines
5.125%, 06/15/27	130,000	136,649
3.450%, 11/16/27	375,000	372,145
Textron
3.000%, 06/01/30	270,000	281,492
TTX MTN
3.900%, 02/01/45(A)	400,000	477,465
Union Pacific
4.150%, 01/15/45	250,000	317,329
Univar Solutions USA
5.125%, 12/01/27(A)	65,000	68,250
Waste Management
3.500%, 05/15/24	250,000	272,561
Waste Pro USA
5.500%, 02/15/26(A)	42,000	42,630
WESCO Distribution
7.125%, 06/15/25(A)	95,000	104,252

		14,050,066

INFORMATION TECHNOLOGY — 1.2%
Apple
3.850%, 05/04/43	45,000	58,634
2.200%, 09/11/29	170,000	185,582
2.050%, 09/11/26	165,000	177,895
Broadcom
4.700%, 04/15/25(A)	145,000	165,830
3.625%, 01/15/24	175,000	189,224
3.150%, 11/15/25(A)	175,000	188,726
Change Healthcare Holdings
5.750%, 03/01/25(A)	10,000	10,225
Dell International
4.420%, 06/15/21(A)	58,000	59,600
DXC Technology
4.125%, 04/15/25	35,000	37,782
4.000%, 04/15/23	135,000	142,831
Hewlett Packard Enterprise
6.200%, 10/15/35	160,000	202,177
4.450%, 10/02/23	140,000	153,671
Intel
4.750%, 03/25/50	155,000	224,790
4.100%, 05/19/46	90,000	117,511
2.875%, 05/11/24	500,000	541,088
Jabil
3.000%, 01/15/31	60,000	60,869
Mastercard
3.850%, 03/26/50	45,000	59,962

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Microchip Technology
4.333%, 06/01/23	$95,000	$102,398
2.670%, 09/01/23(A)	85,000	87,996
Micron Technology
2.497%, 04/24/23	120,000	125,283
Oracle
3.600%, 04/01/40	130,000	153,926
3.600%, 04/01/50	135,000	161,559
2.950%, 11/15/24	250,000	273,399
Park Aerospace Holdings
5.500%, 02/15/24(A)	40,000	38,003
5.250%, 08/15/22(A)	210,000	202,336
4.500%, 03/15/23(A)	95,000	89,743
PayPal Holdings
3.250%, 06/01/50	150,000	180,609
Sabre GLBL
9.250%, 04/15/25(A)	15,000	16,519
Science Applications International
4.875%, 04/01/28(A)	15,000	15,713
Seagate HDD Cayman
4.125%, 01/15/31(A)	20,000	21,470
SS&C Technologies
5.500%, 09/30/27(A)	43,000	46,171
Texas Instruments
2.250%, 09/04/29	60,000	65,502
Xilinx
2.375%, 06/01/30	175,000	189,646

		4,346,670

MATERIALS — 1.1%
Air Liquide Finance
2.500%, 09/27/26(A)	250,000	272,675
Air Products and Chemicals
1.500%, 10/15/25	35,000	36,576
Albemarle
4.150%, 12/01/24	250,000	270,290
Amcor Finance USA
3.625%, 04/28/26	200,000	221,034
Braskem America Finance
7.125%, 07/22/41(A)	280,000	292,250
Ecolab
4.800%, 03/24/30	15,000	19,385
Freeport-McMoRan
4.625%, 08/01/30	85,000	91,061
Graphic Packaging International
4.750%, 07/15/27(A)	35,000	37,800
International Flavors & Fragrances
5.000%, 09/26/48	160,000	204,925
International Paper
3.800%, 01/15/26	250,000	286,054
Koppers
6.000%, 02/15/25(A)	50,000	51,500
LYB International Finance II BV
3.500%, 03/02/27	250,000	280,474

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)
Methanex
5.250%, 03/01/22	$180,000	$180,000
Nutrien
3.375%, 03/15/25	250,000	277,424
OCP
5.625%, 04/25/24(A)	200,000	215,127
Orbia Advance
6.750%, 09/19/42(A)	205,000	258,812
Owens-Brockway Glass Container
6.625%, 05/13/27(A)	60,000	64,950
Sealed Air
4.875%, 12/01/22(A)	55,000	57,613
4.000%, 12/01/27(A)	10,000	10,350
Sherwin-Williams
3.125%, 06/01/24	250,000	271,403
Sociedad Quimica y Minera de Chile
4.250%, 01/22/50(A)	200,000	204,500
Steel Dynamics
3.450%, 04/15/30	20,000	22,430
2.400%, 06/15/25	35,000	36,750
Summit Materials
5.250%, 01/15/29(A)	10,000	10,375
Vale Overseas
3.750%, 07/08/30	85,000	91,245
Valvoline
4.375%, 08/15/25(A)	55,000	56,856
4.250%, 02/15/30(A)	20,000	21,025
Vulcan Materials
3.500%, 06/01/30	20,000	22,456
WRKCo
3.000%, 06/15/33	25,000	27,227

		3,892,567

REAL ESTATE — 0.8%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	212,724
American Tower
3.550%, 07/15/27	250,000	285,397
AvalonBay Communities MTN
2.300%, 03/01/30	250,000	267,206
Boston Properties
3.200%, 01/15/25	250,000	271,880
Brixmor Operating Partnership
4.050%, 07/01/30	20,000	21,055
ERP Operating
3.250%, 08/01/27	250,000	279,864
GLP Capital
5.375%, 04/15/26	150,000	167,803
5.300%, 01/15/29	215,000	239,396
4.000%, 01/15/30	5,000	5,151
3.350%, 09/01/24	15,000	15,187
iStar
4.750%, 10/01/24	15,000	14,813

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE (continued)
4.250%, 08/01/25	$195,000	$187,444
Lamar Media
4.000%, 02/15/30(A)	25,000	25,250
3.750%, 02/15/28(A)	100,000	100,875
Prologis
2.250%, 04/15/30	200,000	216,557
Realty Income
3.250%, 01/15/31	45,000	50,493
SBA Communications
4.875%, 09/01/24	38,000	39,045
SL Green Operating Partnership
3.250%, 10/15/22	125,000	127,226
Ventas Realty
3.250%, 10/15/26	450,000	471,134
Welltower
2.750%, 01/15/31	50,000	51,037

		3,049,537

UTILITIES — 2.1%
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	367,963
AES
5.125%, 09/01/27	30,000	32,492
3.950%, 07/15/30(A)	20,000	21,450
3.300%, 07/15/25(A)	40,000	42,936
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	303,892
Boston Gas
3.001%, 08/01/29(A)	35,000	39,311
Connecticut Light & Power
4.000%, 04/01/48	250,000	337,486
Dominion Energy
3.375%, 04/01/30	85,000	98,233
3.300%, 03/15/25	140,000	155,512
DPL
4.125%, 07/01/25(A)	35,000	36,861
Duke Energy Carolinas
4.250%, 12/15/41	500,000	669,903
Edison International
4.950%, 04/15/25	10,000	11,123
Enel Americas
4.000%, 10/25/26	40,000	43,260
Enel Generacion Chile
4.250%, 04/15/24	45,000	48,723
Entergy
2.800%, 06/15/30	70,000	77,280
Essential Utilities
2.704%, 04/15/30	75,000	81,923
Exelon
4.700%, 04/15/50	15,000	20,734
4.050%, 04/15/30	45,000	53,985
Florida Power & Light
3.950%, 03/01/48	190,000	261,090
3.150%, 10/01/49	85,000	104,589
Georgia Power
4.300%, 03/15/43	250,000	315,144

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
ITC Holdings
3.650%, 06/15/24	$204,000	$223,803
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	448,089
NextEra Energy Capital Holdings
2.750%, 11/01/29	250,000	279,214
Ohio Power
2.600%, 04/01/30	30,000	33,090
PacifiCorp
5.750%, 04/01/37	250,000	372,936
4.150%, 02/15/50	250,000	338,783
PG&E
5.250%, 07/01/30	15,000	15,600
5.000%, 07/01/28	20,000	20,579
PNM Resources
3.250%, 03/09/21	190,000	192,326
PPL Electric Utilities
3.000%, 10/01/49	60,000	69,122
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	640,389
Public Service of Colorado
4.100%, 06/15/48	250,000	337,217
Public Service of Oklahoma
4.400%, 02/01/21	300,000	305,959
Southern Gas Capital
2.450%, 10/01/23	400,000	420,737
Transelec
4.250%, 01/14/25(A)	200,000	215,000
Virginia Electric & Power
4.450%, 02/15/44	250,000	338,524
2.875%, 07/15/29	30,000	34,011
Xcel Energy
3.400%, 06/01/30	40,000	47,004

		7,456,273

Total Corporate Obligations
(Cost $94,495,394)		104,198,570

MORTGAGE-BACKED SECURITIES — 25.1%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.8%
FHLMC
5.000%, 02/01/49	1,592,186	1,741,130
4.500%, 05/01/47	2,724,803	2,936,935
4.000%, 04/01/50	4,226,058	4,564,259
3.500%, 05/01/34	12,195,969	13,228,782
3.000%, 03/01/47	4,173,929	5,080,568
2.500%, 06/01/50	2,616,701	2,751,573
FHLMC Multiclass Certificates Series, Ser RR06, Cl AX, IO
1.878%, 10/27/28(D)	200,000	25,644
FHLMC Multiclass Certificates Series, Ser RR06, Cl BX, IO
1.836%, 05/27/33(D)	190,000	32,179
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	33,109

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	$65,000	$74,818
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(D)	70,000	80,762
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27(D)	15,000	17,238
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	15,000	17,367
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	116,895
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	93,080
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	182,797
FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2
3.780%, 10/25/28(D)	130,000	154,856
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/33(D)	240,000	305,746
FHLMC, Ser 2016-4639, Cl HZ
3.250%, 04/15/53	431,706	501,610
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	177,586	184,717
FNMA
5.000%, 06/01/48	616,364	675,294
4.500%, 01/01/49	3,782,741	4,093,400
4.000%, 12/01/45	3,408,553	3,669,179
3.500%, 11/01/49	5,890,548	6,266,755
3.450%, 05/01/34	220,000	270,156
3.210%, 11/01/37	304,851	362,988
3.182%, 09/01/27(D)	181,432	204,760
3.000%, 11/01/49	6,745,261	7,160,872
2.960%, 04/01/27	193,967	215,790
2.950%, 11/01/27	270,000	310,485
2.900%, 12/01/27	75,000	84,225
2.880%, 12/01/27	50,000	56,078
2.710%, 12/01/27	178,455	196,117
2.500%, 04/01/45	1,814,094	1,919,040
2.455%, 04/01/40	175,000	187,663
2.000%, 08/01/40	50,000	51,774
FNMA TBA
5.000%, 08/13/49	25,000	27,349
3.000%, 09/13/42	650,000	686,084
2.500%, 09/15/27	7,832,000	8,219,476
2.000%, 09/17/69	4,512,000	4,677,192
FNMA, Ser 2015-M17, Cl A2
2.917%, 11/25/25(D)	87,389	95,830
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	155,321

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA, Ser 2017-M14, Cl A2
2.876%, 11/25/27(D)	$240,000	$269,071
FNMA, Ser 2017-M15, Cl A2
2.959%, 09/25/27(D)	40,000	45,177
FNMA, Ser 2017-M3, Cl A2
2.483%, 12/25/26(D)	110,000	119,753
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/27(D)	85,000	94,526
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	154,222	161,564
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	211,927	220,290
FNMA, Ser 2018-86, Cl JA
4.000%, 05/25/47	156,084	163,415
FNMA, Ser 2018-94, Cl KD
3.500%, 12/25/48	86,213	91,199
FNMA, Ser 2018-M1, Cl A2
2.985%, 12/25/27(D)	65,000	73,571
FNMA, Ser 2018-M10, Cl A2
3.370%, 07/25/28(D)	25,000	28,912
FNMA, Ser 2018-M2, Cl A2
2.902%, 01/25/28(D)	160,000	178,814
FNMA, Ser 2018-M7, Cl A2
3.052%, 03/25/28(D)	100,000	113,716
FNMA, Ser 2018-M8, Cl A2
3.325%, 06/25/28(D)	55,000	63,065
FNMA, Ser 2019-M12, Cl A2
2.885%, 06/25/29(D)	500,000	563,554
FNMA, Ser 2020-M10, Cl X1, IO
1.923%, 12/25/30(D)	304,885	44,700
FNMA, Ser 2020-M10, Cl X2, IO
1.826%, 12/25/30(D)	634,414	88,777
FNMA, Ser 2020-M10, Cl X3, IO
1.438%, 11/25/28(D)	254,558	23,227
FNMA, Ser 2020-M10, Cl X4, IO
0.999%, 07/25/32(D)	219,716	18,303
FNMA, Ser 2020-M10, Cl X5
1.554%, 11/25/28	255,000	26,427
FNMA, Ser 2020-M10, Cl X6
1.497%, 11/25/28	265,000	25,908
FNMA, Ser 2020-M10, Cl X8
0.776%, 11/25/28	245,000	10,244
FNMA, Ser 2020-M10, Cl X9, IO
0.988%, 12/25/27(D)	210,442	9,741
GNMA
5.000%, 04/20/47	357,437	392,730
4.500%, 06/20/47	782,670	852,656
4.223%, 10/20/65(D)	99,809	103,305
4.164%, 04/20/63(D)	191,559	194,511
4.000%, 09/20/48	862,301	923,887
3.500%, 02/20/48	2,212,897	2,346,006
3.000%, 10/20/49	1,456,385	1,527,299
GNMA TBA
3.000%, 08/15/42	300,000	317,238
2.500%, 08/01/43	1,225,000	1,294,289
GNMA, Ser 2015-H13, Cl FG
0.578%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	49,377	49,222
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	191,478	206,922

		82,351,912

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.3%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
0.902%, VAR ICE LIBOR USD 1 Month+0.730%, 11/25/35	$461,461	$446,800
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.383%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	265,462	265,965
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/38(A)(D)	185,000	215,326
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/62	150,000	167,914
BANK, Ser 2019-BN24, Cl A3
2.960%, 11/15/62	70,000	78,455
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	336,878
BCAP Trust, Ser 2015-RR5, Cl 1A3
1.953%, 08/26/36(A)(D)	134,642	133,185
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
0.382%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	489,009	442,265
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
0.342%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	582,833	514,112
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/41(A)	55,000	58,230
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	138,357
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39(A)	105,000	116,322
CIM Trust, Ser 2019-R4, Cl A1
3.000%, 10/25/59(A)(D)	503,286	468,514
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl A4
3.102%, 12/15/72	165,000	186,192
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/52	185,000	207,123
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
3.417%, 08/25/35(D)	290,235	243,876
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	338,889
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/45(A)	115,000	126,857

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5
2.911%, 02/13/53	$75,000	$83,488
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
0.387%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	491,843	419,300
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/39(A)	115,000	130,523
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41(A)(D)	115,000	127,951
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	180,000	197,035
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/39(A)	110,000	126,229
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/40(A)	140,000	153,101
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/38(A)	115,000	119,973
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A)(D)	75,066	78,134
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54(A)	145,000	156,184
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A)(D)	25,699	25,891
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A)(D)	51,584	52,814
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A)(D)	105,758	108,731
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A)(D)	52,500	56,907
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
3.611%, 09/25/34(D)	200,809	194,851
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.362%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	468,082	428,535
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(A)	265,000	274,626

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
0.432%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	$396,420	$377,034
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR17, Cl A1A1
0.442%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/45	350,859	346,771
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
0.502%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	348,845	327,251

		8,270,589

Total Mortgage-Backed Securities (Cost $87,675,566)		90,622,501

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bonds
4.500%, 02/15/36	165,000	257,239
3.875%, 08/15/40	250,000	383,330
3.750%, 08/15/41	250,000	380,635
3.625%, 08/15/43	250,000	378,916
3.125%, 08/15/44	250,000	354,844
3.000%, 05/15/45	55,000	76,933
3.000%, 11/15/45	105,000	147,472
3.000%, 02/15/49	250,000	360,664
2.875%, 08/15/45	250,000	343,359
2.750%, 08/15/42	250,000	332,969
2.500%, 02/15/45	250,000	321,709
2.500%, 02/15/46	250,000	323,408
2.375%, 11/15/49	285,000	368,808
2.000%, 02/15/50	405,000	486,585
1.250%, 05/15/50	1,883,000	1,907,788
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/49	972,346	1,394,932
0.250%, 01/15/25	1,385,600	1,476,942
0.250%, 02/15/50	1,538,124	1,874,304
0.125%, 04/15/25	1,017,436	1,082,940
0.125%, 07/15/30	1,207,012	1,348,993
U.S. Treasury Notes
3.125%, 11/15/28	2,570,000	3,126,264
2.875%, 05/31/25	400,000	451,125
2.875%, 08/15/28	545,000	649,253
2.750%, 02/15/24	500,000	546,016
2.625%, 12/31/25	1,561,000	1,759,357
2.250%, 11/15/24	250,000	271,992
2.125%, 05/31/26	385,000	425,530
2.000%, 02/15/25	250,000	270,342
2.000%, 08/15/25	250,000	272,061
1.875%, 08/31/22	500,000	518,223
1.875%, 09/30/22	500,000	518,984
1.750%, 02/28/22	500,000	512,793
1.625%, 02/15/26	1,090,000	1,170,515
1.625%, 10/31/26	840,000	906,708
1.500%, 02/28/23	500,000	517,793
1.500%, 08/15/26	250,000	267,578
1.375%, 08/31/23	500,000	519,180
0.625%, 03/31/27	425,000	432,039

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount		Value
0.625%, 05/15/30		$2,930,000	$2,954,264
0.375%, 07/31/27		1,785,000	1,782,908
0.250%, 06/30/25		3,680,000	3,686,612
0.250%, 07/31/25		4,640,000	4,648,156
United States Treasury Bills
1.892%, 11/12/20 (E)		6,440,000	6,438,103
1.065%, 09/10/20 (E)		219,000	218,979
0.973%, 12/03/20 (E)		4,025,000	4,023,534
0.875%, 10/15/20 (E)		9,275,000	9,273,072
0.627%, 10/22/20 (E)		2,885,000	2,884,367
0.326%, 11/03/20 (E)		1,125,000	1,124,727
0.168%, 11/24/20 (E)		445,000	444,895
0.142%, 01/07/21 (E)		495,000	494,757
0.123%, 01/21/21 (E)		1,730,000	1,729,117
0.120%, 01/14/21 (E)		1,480,000	1,479,275
0.090%, 10/13/20 (E)		3,990,000	3,989,252
0.053%, 08/06/20 (E)		650,000	649,995

Total U.S. Treasury Obligations (Cost $69,897,036)			72,560,536

SOVEREIGN DEBT — 17.5%
Argentina Bonar Bond
31.484%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22 (F)	ARS	2,982,000	23,824
Argentina Treasury Bond BONCER
1.500%, 03/25/24	ARS	33,756,436	273,281
1.400%, 03/25/23	ARS	33,756,432	294,089
1.200%, 03/18/22	ARS	56,168,317	512,426
1.100%, 04/17/21	ARS	10,133,000	90,362
Argentine Bonos del Tesoro
18.200%, 10/03/21 (F)	ARS	28,522,000	189,365
16.000%, 10/17/23 (F)	ARS	32,584,000	144,627
15.500%, 10/17/26 (F)	ARS	57,109,000	178,208
Brazil Letras do Tesouro Nacional
12.014%, 04/01/21 (E)	BRL	420,000	79,426
7.179%, 10/01/20 (E)	BRL	12,610,000	2,409,444
5.772%, 07/01/21 (E)	BRL	160,000	30,063
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	9,652,000	1,908,800
Colombian TES
10.000%, 07/24/24	COP	971,000,000	323,031
7.750%, 09/18/30	COP	3,223,600,000	981,222
7.000%, 05/04/22	COP	75,000,000	21,528
Columbia Government International Bond
4.125%, 05/15/51		200,000	222,500
Ghana Government International Bond
24.750%, 03/01/21	GHS	100,000	18,112
24.750%, 07/19/21	GHS	100,000	18,749
19.750%, 03/25/24	GHS	960,000	164,801
19.750%, 03/15/32	GHS	2,890,000	456,289
19.000%, 11/02/26	GHS	2,890,000	469,753
18.750%, 01/24/22	GHS	960,000	171,264
18.250%, 09/21/20	GHS	100,000	17,307
17.600%, 11/28/22	GHS	50,000	8,592
16.500%, 03/22/21	GHS	150,000	26,083
16.250%, 05/17/21	GHS	340,000	59,262
Indonesia Government International Bond
8.375%, 03/15/24	IDR	976,000,000	1,557,827

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
3.700%, 01/08/22(A)		200,000	$207,498
Japan Treasury Discount Bill
-0.111%, 10/05/20 (E)(G)	JPY	221,900,000	2,096,662
-0.143%, 09/07/20 (E)(G)	JPY	401,300,000	3,791,402
-0.175%, 08/11/20 (E)(G)	JPY	333,000,000	3,145,905
-0.184%, 11/10/20 (E)(G)	JPY	80,900,000	764,516
-0.185%, 01/12/21 (E)(G)	JPY	66,800,000	631,514
-0.217%, 10/12/20 (E)(G)	JPY	56,000,000	529,140
-0.218%, 11/25/20 (E)(G)	JPY	174,000,000	1,644,454
-0.232%, 09/23/20 (E)(G)	JPY	51,000,000	481,862
-0.260%, 08/24/20 (E)(G)	JPY	231,600,000	2,188,032
-0.271%, 09/10/20 (E)(G)	JPY	54,700,000	516,800
-1.490%, 08/11/20 (E)(G)	JPY	106,900,000	1,009,902
Korea Treasury Bond
1.875%, 03/10/22	KRW	2,848,000,000	2,434,908
1.875%, 03/10/24	KRW	2,650,000,000	2,297,655
1.375%, 09/10/21	KRW	4,200,000,000	3,555,197
1.375%, 09/10/24	KRW	4,000,000,000	3,407,693
1.375%, 12/10/29	KRW	5,455,000,000	4,603,876
Letras de la Nacion Argentina con Ajuste por CER
1.749%, 12/04/20 (E) (F)	ARS	12,676,200	111,790
Mexican Bonos
10.000%, 12/05/24	MXN	1,420,000	76,439
8.500%, 05/31/29	MXN	3,750,800	201,155
8.000%, 12/07/23	MXN	7,727,000	382,357
7.250%, 12/09/21	MXN	84,680,000	3,937,477
6.750%, 03/09/23	MXN	3,313,000	156,502
6.500%, 06/10/21	MXN	15,720,000	717,384
6.500%, 06/09/22	MXN	64,744,000	3,007,694
5.750%, 03/05/26	MXN	9,600,000	443,106
Mexico Cetes
12.534%, 08/13/20 (E)	MXN	33,304,000	149,387
9.919%, 02/25/21 (E)	MXN	107,106,000	468,797
5.964%, 09/10/20 (E)	MXN	18,153,000	81,142
5.625%, 09/24/20 (E)	MXN	52,371,000	233,684
5.520%, 10/22/20 (E)	MXN	29,328,000	130,414
5.019%, 12/03/20 (E)	MXN	4,173,000	18,459
4.980%, 01/28/21 (E)	MXN	4,173,000	18,328
4.599%, 11/05/20 (E)	MXN	84,954,000	377,112
0.000%, 03/25/21 (E)	MXN	12,912,000	56,322
Norway Government Bond
3.750%, 05/25/21 (A)	NOK	27,537,000	3,115,290
3.000%, 03/14/24 (A)	NOK	9,451,000	1,143,411
2.000%, 05/24/23 (A)	NOK	17,470,000	2,019,160
1.750%, 03/13/25 (A)	NOK	3,113,000	365,645
1.500%, 02/19/26 (A)	NOK	1,971,000	230,798
Norway Treasury Bill
3.978%, 09/16/20 (A) (E)	NOK	1,146,000	125,879
Oman Government International Bond
3.875%, 03/08/22(A)		200,000	197,785
Panama Government International Bond
4.500%, 04/01/56		200,000	270,000
Peruvian Government International Bond
2.392%, 01/23/26		30,000	31,890
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	215,866

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
Saudi Government International Bond
3.250%, 10/26/26(A)		$385,000	$422,457
Ukraine Government International Bond
7.253%, 03/15/33(A)		200,000	193,000
Uruguay Government International Bond
9.875%, 06/20/22 (A)	UYU	2,745,000	65,658
8.500%, 03/15/28 (A)	UYU	6,440,000	148,297

Total Sovereign Debt (Cost $71,765,846)			63,069,936

ASSET-BACKED SECURITIES — 3.5%
AUTOMOTIVE — 0.4%
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(A)		215,000	216,412
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/23(A)		100,000	100,496
Ford Credit Floorplan Master Owner Trust A, Ser 2019-3, Cl A1
2.230%, 09/15/24		1,000,000	1,027,764
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.350%, 07/17/23		9,957	10,073
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.160%, 11/15/22		75,000	75,392

			1,430,137

CREDIT CARDS — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/24		1,000,000	1,038,928
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25		405,000	409,026
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26		1,000,000	1,028,146

			2,476,100

MORTGAGE RELATED SECURITIES — 0.3%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
0.312%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36		222,040	218,439
Centex Home Equity, Ser 2006-A, Cl AV4
0.422%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36		73,871	73,805

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

MORTGAGE RELATED SECURITIES (continued)
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
0.582%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	$251,678	$249,458
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
0.372%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	500,606	471,757

		1,013,459

OTHER ASSET-BACKED SECURITIES — 2.1%
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/27	283,691	264,774
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A)(D)	77,968	80,478
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A)(D)	81,614	84,515
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A)(D)	60,428	62,517
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47(A) (F)	256,388	242,995
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/20	18	18
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/24	192,235	179,967
Corevest American Finance Trust, Ser 2019-3, Cl A
2.705%, 10/15/52(A)	99,034	101,836
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37(A)	100,000	96,797
CSMC Trust, Ser 2018-RPL8, Cl A1
4.125%, 07/25/58(A)(D)	517,821	519,790
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.075%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37(A)	316,150	312,585
Navient Student Loan Trust, Ser 2014-3, Cl A
0.792%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	252,091	240,959
Navient Student Loan Trust, Ser 2014-4, Cl A
0.792%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	245,722	233,542

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.322%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(A)	$300,000	$295,857
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.222%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(A)	310,000	306,802
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.122%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	275,694
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48(A)	181,763	181,628
SLM Student Loan Trust, Ser 2007-2, Cl B
0.415%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	289,119
SLM Student Loan Trust, Ser 2007-7, Cl A4
0.575%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	233,671	221,378
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.945%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	79,877	78,662
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.345%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	341,987	324,543
SLM Student Loan Trust, Ser 2008-6, Cl B
2.095%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	267,119
SLM Student Loan Trust, Ser 2008-9, Cl A
1.745%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	123,484	120,871
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.372%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	148,683
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.122%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	228,055	217,012
SLM Student Loan Trust, Ser 2014-1, Cl A3
0.772%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	204,479	190,925

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
0.795%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(A)	$309,604	$298,099
Soundview Home Loan Trust, Ser 2005-2, Cl M5
1.162%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	326,095	327,666
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A)(D)	87,053	87,886
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A)(D)	195,000	209,432
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A)(D)	315,894	324,639
Verizon Owner Trust, Ser 2018-A, Cl B
3.380%, 04/20/23	1,000,000	1,031,215
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
0.415%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(A)	258,658	245,108

		7,863,111

Total Asset-Backed Securities (Cost $12,888,582)		12,782,807

MUNICIPAL BONDS — 2.4%
Arkansas — 0.1%
University of Arkansas, Ser S, RB
2.730%, 11/01/31	250,000	270,275

California — 0.5%
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	431,202
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	589,940
University of California, Regents Medical Center, RB
3.256%, 05/15/60	295,000	330,580
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	559,180

		1,910,902

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	507,800

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	262,790

MUNICIPAL BONDS (continued)

	Face Amount	Value

Massachusetts — 0.1%
Massachusetts State, Ser C, GO
3.000%, 03/01/49	$180,000	$194,753

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Ser A, RB
1.654%, 07/01/25	100,000	101,690

Missouri — 0.0%
Missouri State, RB
3.652%, 08/15/57	50,000	64,571

Montana — 0.1%
Montana State, Board of Regents, Ser C, RB
3.225%, 11/15/49	500,000	528,240

New York — 0.3%
Metropolitan Transportation Authority, Ser C2, RB
5.175%, 11/15/49	65,000	76,172
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	706,380
New York State, Dormitory Authority, Ser A, RB
4.000%, 07/01/50	110,000	126,256
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	280,075

		1,188,883

Ohio — 0.1%
University of Cincinnati, Ser B, RB
2.883%, 06/01/32	250,000	257,890

Oregon — 0.1%
Oregon State, Department of Transportation, Ser B, RB
2.951%, 11/15/33	250,000	278,125

Pennsylvania — 0.1%
University of Pittsburgh-of the Commonwealth System of Higher Education, Ser C-REMK, RB
3.005%, 09/15/41	250,000	275,273

Texas — 0.4%
Austin, Electric Utility Revenue, Ser C, RB
3.566%, 11/15/49	250,000	272,857
Grand Parkway Transportation, Ser B, RB
3.236%, 10/01/52	275,000	292,226
Houston, Combined Utility System Revenue, Ser E, RB
3.923%, 11/15/30	250,000	298,677
Texas State, GO
2.884%, 04/01/33	250,000	273,107

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

MUNICIPAL BONDS (continued)

	Face Amount	Value

Texas (continued)
Texas Tech University System, RB
2.153%, 02/15/34	$400,000	$405,060

		1,541,927

Virginia — 0.1%
University of Virginia, RB
3.227%, 09/01/19	175,000	195,983

West Virginia — 0.3%
West Virginia University, RB
2.429%, 10/01/35	250,000	250,498
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	638,560

		889,058

Total Municipal Bonds (Cost $7,734,475)		8,468,160

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB
4.000%, 09/01/28	315,000	393,822
3.250%, 06/09/28	250,000	297,242
2.375%, 09/10/21	250,000	256,107
FHLD DN
0.000%, 08/18/20 (E)	905,000	904,974
FHLMC
2.750%, 06/19/23	250,000	268,241
FNMA
2.625%, 09/06/24	250,000	274,042
2.125%, 04/24/26	250,000	273,213
1.875%, 09/24/26	500,000	540,987
0.250%, 07/10/23	300,000	300,014
Tennessee Valley Authority
4.625%, 09/15/60	215,000	347,178
4.250%, 09/15/65	320,000	494,940

Total U.S. Government Agency Obligations (Cost $4,004,031)		4,350,760

LOAN PARTICIPATION NOTES — 0.5%

BROADCASTING — 0.0%
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
2.680%, VAR LIBOR+2.500%, 09/30/26	64,513	62,456

BROADCASTING AND ENTERTAINMENT — 0.1%
Energizer Holdings, Inc., Term B Loan
3.250%, VAR US LIBOR+2.000%, 12/17/25	9,405	9,311
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.673%, VAR LIBOR+2.500%, 11/18/24	77,562	73,200
Virgin Media Bristol LLC, N Facility, 1st Lien
2.675%, VAR LIBOR+2.500%, 01/31/28	110,000	106,597

		189,108

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

BUILDING AND DEVELOPMENT — 0.0%
Summit Materials, LLC, Term Loan, 1st Lien
2.161%, VAR LIBOR+2.000%, 11/21/24	$72,525	$70,983

CABLE/WIRELESS VIDEO — 0.0%
CSC Holdings Inc. Term Loan B (2017)
2.425%, VAR LIBOR+2.250%, 07/17/25	109,716	105,808

DIVERSIFIED/CONGLOMERATE SERVICE — 0.0%
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.911%, VAR LIBOR+1.750%, 11/16/26	109,716	106,699

ELECTRONICS — 0.1%
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
1.911%, VAR LIBOR+1.750%, 04/16/25	108,327	104,957
Uber Technologies, Inc., 2018 Refinancing Term Loan, 1st Lien
5.304%, VAR LIBOR+3.500%, 07/13/23	108,312	105,814

		210,771

HEALTHCARE, EDUCATION AND CHILDCARE — 0.1%
Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien
2.926%, VAR LIBOR+2.750%, 11/27/25	125,562	122,790
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/24	158,394	154,742
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.111%, VAR LIBOR+2.000%, 11/15/27	49,750	48,631

		326,163

INSURANCE — 0.0%
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.161%, VAR LIBOR+3.000%, 08/04/22	72,767	71,749

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

INSURANCE (continued)
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan
3.161%, VAR LIBOR+3.000%, 11/03/23	$36,902	$36,303
USI, Inc., 2019 New Term Loan, 1st Lien
4.308%, VAR LIBOR+4.000%, 12/02/26	24,875	24,508

		132,560

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 0.0%
Frontdoor, inc., Initial Term Loan, 1st Lien
2.688%, VAR US LIBOR+2.250%, 08/14/25	17,519	17,256

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 0.1%
Altra Industrial Motion Corp., Term Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 09/26/25	38,955	37,689
Nielsen Finance LLC (VNU, Inc.), Term B-4 Loan, 1st Lien
2.183%, VAR US LIBOR+2.250%, 10/04/23	188,056	182,371

		220,060

PERSONAL, FOOD AND MISCELLANEOUS SERVICES — 0.1%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.911%, VAR LIBOR+1.750%, 11/19/26	184,075	176,452

RETAIL STORES — 0.0%
Iron Mountain Information Management, LLC, Incremental Term B Loan, 1st Lien
1.911%, VAR US LIBOR+2.500%, 01/02/26	113,262	107,988

SERVICE — 0.0%
Kar Auction Services Term Loan B (2019)
2.438%, VAR LIBOR+2.250%, 09/13/26	29,775	28,658

TELECOMMUNICATIONS — 0.0%
T-Mobile USA, Inc., Term Loan, 1st Lien Term Loan
3.161%, VAR LIBOR+3.000%, 04/01/27	46,466	46,615

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

UTILITIES — 0.0%
PG&E Corporation, Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 06/18/25	$90,000	$88,903

Total Loan Participation Notes (Cost $1,931,216)		1,890,480

COMMERCIAL PAPER— 0.1%

UNITED STATES — 0.1%
Ford Credit Motor, 2.880%, 1/8/2021

Total Commercial Paper (Cost $212,324)	215,000	211,160

Total Investments in Securities— 99.3% (Cost $350,604,470)		$358,154,910

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

A list of the futures contracts held by the Fund at July 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	49	Oct-2020	$6,146,279	$6,180,125	$33,846
U.S. Ultra Long Treasury Bond	7	Sep-2020	1,532,173	1,593,813	61,640
Ultra 10-Year U.S. Treasury Note	(2)	Sep-2020	(313,142)	(318,500)	(5,358)

			$7,365,310	$7,455,438	$90,128

A list of the forward foreign currency contracts held by the Fund at July 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	08/04/20	BRL	1,106,960	USD	5,875,966	$19,243
Citigroup	08/04/20-11/04/20	USD	33,976,782	BRL	6,345,256	(157,681)
Citigroup	08/21/20-11/24/20	JPY	22,017,000	AUD	1,595,762,639	(649,224)
Citigroup	08/24/20-11/24/20	JPY	9,457,900	EUR	1,136,862,978	(407,056)
Citigroup	08/26/20-01/29/21	USD	7,084,637	EUR	7,872,274	(485,856)
Deutsche Bank	08/26/20-08/26/20	SEK	2,916,746	USD	27,933,757	265,575
Citigroup	08/27/20-10/30/20	USD	346,246,200	JPY	3,222,433	(50,918)
Citigroup	08/27/20-11/16/20	JPY	5,160,197	USD	550,548,677	45,156
Citigroup	09/28/20-01/19/21	USD	18,956,392,000	KRW	15,506,910	(365,881)
Deutsche Bank	10/05/20	SEK	1,437,685	EUR	15,070,250	21,600
Citigroup	10/06/20-03/11/21	USD	208,474,000	MXN	9,112,996	(154,222)
JPMorgan Chase Bank	10/13/20	NOK	590,998	EUR	6,319,638	(2,779)
Citigroup	11/09/20	CHF	4,464,829	EUR	4,697,000	(119,809)

						$(2,041,852)

Percentages are based on net assets of $360,812,029.

(1)	In U.S. Dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security in default on interest payments.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Securities considered illiquid. The total value of such securities as of July 31, 2020 was $890,810 and represented 0.2% of Net Assets.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

Cl — Class

COP — Colombian Peso

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2020
(unaudited)

NOK — Norwegian Krone

RB — Revenue Bond

SEK — Swedish Krona

Ser — Series

TBA — To Be Announced

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$104,198,570	$— †	$104,198,570
Mortgage-Backed Securities	—	90,622,501	—	90,622,501
U.S. Treasury Obligations	—	72,560,536	—	72,560,536
Sovereign Debt	—	63,069,936	—	63,069,936
Asset-Backed Securities	—	12,782,807	—	12,782,807
Municipal Bonds	—	8,468,160	—	8,468,160
U.S. Government Agency Obligations	—	4,350,760	—	4,350,760
Loan Participation Notes	—	1,890,480	—	1,890,480
Commercial Paper	—	211,160	—	211,160

Total Investments in Securities	$–	$358,154,910	$—	$358,154,910

† Represents securities in which the fair value is $0.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$95,486	$—	$—	$95,486
Unrealized Depreciation	—	(5,358)	—	(5,358)
Forwards Contracts *
Unrealized Appreciation	—	351,574	—	351,574
Unrealized Depreciation	—	(2,393,426)	—	(2,393,426)

Total Other Financial Instruments	$95,486	$(2,047,210)	$—	$(1,951,724)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2020, there were no transfers in or out of level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.